VISION

                                U.S. Government
                                Securities Fund

                Seeks current income by investing primarily in
                 securities that are guaranteed for payment of

                principal and interest by the U.S. government, its agencies or instrumentalities (Fund shares themselves are not guaranteed).

-------------------------------------------------------------------------------

                                    VISION

                              New York Municipal
                                  Income Fund

                      Seeks current income that is exempt

                       from federal, New York State and
                      New York City income taxes*, as is

                   consistent with preservation of capital.

-------------------------------------------------------------------------------

                                    VISION

                              Equity Income Fund

    Seeks to provide current income by investing in a diversified portfolio consisting primarily of income- producing equity securities of domestic companies (common and preferred stock and convertible securities). Capital appreciation is a secondary investment consideration.

-------------------------------------------------------------------------------

                                    VISION

                            Growth and Income Fund

   Seeks to provide long-term growth of capital and income by investing in a diversified portfolio consisting primarily of equity securities (common stock and convertible securities) and debt securities (bonds and notes).

-------------------------------------------------------------------------------

                                    VISION

                           Capital Appreciation Fund

     Seeks to produce long-term capital appreciation, primarily through a diversified portfolio of mid-capitalization stocks selected for their ability to appreciate in value.

-------------------------------------------------------------------------------

                                    VISION

                               Money Market Fund
                    Seeks current income with liquidity and

                 stability of principal by investing in high-
                      quality money market instruments.**

-------------------------------------------------------------------------------

                                    VISION

                                Treasury Money
                                  Market Fund

                    Seeks current income with liquidity and
               stability of principal by investing in short-term

             U.S. Treasury obligations, which are fully guaranteed
                     for payment of principal and interest

                           by the U.S. government.**

-------------------------------------------------------------------------------

                                    VISION

                               New York Tax-Free
                               Money Market Fund

              Seeks a high level of current interest income that is exempt from federal, New York State and

                    New York City income taxes,* as well as
                    liquidity and stability of principal.**

-------------------------------------------------------------------------------
 * Some income may be subject to the federal alternative minimum tax.
** An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

  For more complete information about any of the Vision Funds, contact (800)
     836-2211 for a prospectus. Please read the prospectus carefully before investing.

PRESIDENT'S MESSAGE

-------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Annual Report of the VISION money market funds for the 12-month period from May 1, 1998 through April 30, 1999. It contains complete financial information--including a list of portfolio holdings--for VISION Money Market Fund, VISION Treasury Money Market Fund, and VISION New York Tax-Free Money Market Fund.

Each VISION money market fund gives you a convenient way to keep your ready cash working every day. You also have convenient, easy access to your money, and a high degree of safety.* The following highlights summarize fund activity for the 12-month reporting period.

VISION MONEY MARKET FUND, a diversified portfolio of corporate and U.S. government money market securities, paid dividends totaling $0.05 per share to Class A Share investors and $0.04 per share to Class S Share investors. Assets reached $949.3 million at the end of the reporting period.

VISION TREASURY MONEY MARKET FUND, which invests exclusively in U.S. Treasury securities and repurchase agreements collateralized by such securities, paid dividends totaling $0.04 per share to Class A Share investors and $0.04 per share to Class S Share investors. Assets totaled $519.7 million at the end of the reporting period.

VISION NEW YORK TAX-FREE MONEY MARKET FUND, a portfolio of New York municipal money market securities, paid double-tax-free dividends (triple-tax-free dividends to New York City residents) totaling $0.03 per share.** Assets totaled $110.3 million at the end of the reporting period.

Thank you for putting your cash to work--every day--through the VISION money market funds. We'll continue to keep you up to date on your investment, and provide your account with the highest level of service.

Sincerely,

/s/Edward C. Gonzales

Edward C. Gonzales

President
June 15, 1999

 *An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

**Income may be subject to the federal alternative minimum tax.

VISION MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1999

--------------------------------------------------------------------------------

  PRINCIPAL

   AMOUNT                                                           VALUE

 ----------- -------------------------------------------------   ------------
 (A) CORPORATE OBLIGATIONS--85.8%

 -------------------------------------------------------------
             AUTOS--12.1%

             -------------------------------------------------
 $40,000,000 Daimler Chrysler NA Holdings Corp., 5.000%,

             5/17/1999                                           $ 39,911,111
             -------------------------------------------------
  40,000,000 Ford Motor Credit Corp., 4.790%, 5/3/1999             39,989,356
             -------------------------------------------------
  35,000,000 General Motors Acceptance Corp., 4.730% 8/17/1999     34,503,350
             -------------------------------------------------   ------------
             Total                                                114,403,817

             -------------------------------------------------   ------------
             BANKING--4.6%

             -------------------------------------------------
  45,000,000 Toronto Dominion Holdings (USA), Inc., 4.780%,
             11/5/1999                                             43,876,700

             -------------------------------------------------   ------------
             CAPITAL EQUIPMENT & SERVICES--4.1%

             -------------------------------------------------
  40,000,000 Deere & Co., 4.800%, 11/16/1999                       38,938,667
             -------------------------------------------------   ------------
             CONSUMER BASICS--3.2%

             -------------------------------------------------
  30,000,000 (b)Colgate-Palmolive Co., (Series C), 4.860%,
             5/25/1999                                             29,992,516

             -------------------------------------------------   ------------
             DIVERSIFIED--4.1%

             -------------------------------------------------
  40,000,000 General Electric Capital Corp., 4.830%, 9/13/1999     39,275,500

             -------------------------------------------------   ------------
             ENTERTAINMENT--3.6%

             -------------------------------------------------
  35,000,000 Disney (Walt) Co., 4.780%, 10/15/1999                 34,223,914
             -------------------------------------------------   ------------
             FINANCIAL RECEIVABLES--7.3%

             -------------------------------------------------
  30,000,000 Apreco, Inc., 4.850%, 5/11/1999                       29,959,583
             -------------------------------------------------
  40,000,000 CIESCO, L.P., 4.830%, 5/18/1999                       39,908,767
             -------------------------------------------------   ------------
             Total                                                 69,868,350

             -------------------------------------------------   ------------
             FINANCIAL RETAIL--12.6%

             -------------------------------------------------
  40,000,000 American Express Credit Corp., 4.700%, 6/10/1999      39,791,111

             -------------------------------------------------
  40,000,000 (b)Associates Corp. of North America, 4.708%,
             5/3/1999                                              40,000,000

             -------------------------------------------------
  40,000,000 Commercial Credit Co., 4.850%, 5/14/1999              39,929,944
             -------------------------------------------------   ------------
             Total                                                119,721,055

             -------------------------------------------------   ------------

VISION MONEY MARKET FUND

--------------------------------------------------------------------------------

  PRINCIPAL

   AMOUNT                                                           VALUE

 ----------- -------------------------------------------------   ------------
 (A) CORPORATE OBLIGATIONS--CONTINUED

 -------------------------------------------------------------
             FINANCIAL SERVICES--4.2%

             -------------------------------------------------
 $40,000,000 (b)Morgan Stanley, Dean Witter & Co., 5.037%,
             5/3/1999                                            $ 40,000,000
             -------------------------------------------------   ------------
             FOOD & BEVERAGE--8.5%

             -------------------------------------------------
  45,000,000 Coca-Cola Co., 4.780%, 7/1/1999                       44,635,525
             -------------------------------------------------
  35,800,000 Heinz (H.J.) Co., 4.810%, 5/26/1999                   35,680,418
             -------------------------------------------------   ------------
             Total                                                 80,315,943

             -------------------------------------------------   ------------
             INSURANCE--12.5%

             -------------------------------------------------
  35,000,000 American General Finance Corp., 4.820%, 6/24/1999     34,746,950

             -------------------------------------------------
  45,000,000 Prudential Funding Corp., 4.810%, 7/29/1999           44,464,887
             -------------------------------------------------
  40,000,000 Transamerica Corp., 4.790%, 6/7/1999                  39,803,077
             -------------------------------------------------   ------------
             Total                                                119,014,914

             -------------------------------------------------   ------------
             OIL--9.0%

             -------------------------------------------------
  40,000,000 Chevron U.S.A., Inc., 4.810%, 5/4/1999                39,983,967
             -------------------------------------------------
  45,000,000 Texaco, Inc., 4.820%, 5/20/1999                       44,885,525
             -------------------------------------------------   ------------
             Total                                                 84,869,492

             -------------------------------------------------   ------------
             TOTAL CORPORATE OBLIGATIONS                          814,500,868

             -------------------------------------------------   ------------
 (A) U.S. GOVERNMENT AGENCIES--9.9%

 -------------------------------------------------------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.2%

             -------------------------------------------------
  15,000,000 4.770%, 5/10/1999                                     14,982,113
             -------------------------------------------------
  25,000,000 4.470%, 9/22/1999                                     24,553,000
             -------------------------------------------------   ------------
             Total                                                 39,535,113

             -------------------------------------------------   ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION--5.7%

             -------------------------------------------------
  25,000,000 4.760%, 6/4/1999                                      24,887,611
             -------------------------------------------------
  30,000,000 4.790%, 9/2/1999                                      29,505,033
             -------------------------------------------------   ------------
             Total                                                 54,392,644

             -------------------------------------------------   ------------
             TOTAL U.S. GOVERNMENT AGENCIES                        93,927,757

             -------------------------------------------------   ------------

VISION MONEY MARKET FUND

-------------------------------------------------------------------------------

  PRINCIPAL

   AMOUNT                                                        VALUE

 ----------- ----------------------------------------------   ------------
 (C) REPURCHASE AGREEMENT--4.4%

 ----------------------------------------------------------
 $41,976,500 State Street Bank and Trust Co., 4.830%, dated
             4/30/1999, due 5/3/1999                          $ 41,976,500
             ----------------------------------------------   ------------
             TOTAL INVESTMENTS (AT AMORTIZED COST)(D)         $950,405,125

             ----------------------------------------------   ------------

(a) Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.

(b) Denotes variable rate securities which show current rate and next demand date shown.

(c) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at April 30, 1999.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($949,263,865) at April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

VISION TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1999

--------------------------------------------------------------------------------

  PRINCIPAL

    AMOUNT                                                         VALUE

 ------------ -----------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--47.2%

 ------------------------------------------------------------
              U.S. TREASURY BILLS--17.2%

              -----------------------------------------------
 $ 90,000,000 4.200%-4.410%, 5/6/1999-8/19/1999                 $ 89,426,861
              -----------------------------------------------   ------------
              U.S. TREASURY NOTES--30.0%

              -----------------------------------------------
  155,000,000 5.750%-6.000%, 6/30/1999-11/15/1999                155,771,528
              -----------------------------------------------   ------------
              TOTAL U.S. TREASURY OBLIGATIONS                    245,198,389

              -----------------------------------------------   ------------
 (A) REPURCHASE AGREEMENTS 52.9%

 ------------------------------------------------------------
   25,000,000 CIBC Wood Gundy Securities Corp., 4.830%, dated
              4/30/1999, due 5/3/1999                             25,000,000

              -----------------------------------------------
  129,000,000 Credit Suisse First Boston Bank, 4.830%, dated
              4/30/1999, due 5/3/1999                            129,000,000

              -----------------------------------------------
  121,171,600 State Street Bank and Trust Co., 4.830%, dated
              4/30/1999, due 5/3/1999                            121,171,600

              -----------------------------------------------   ------------
              TOTAL REPURCHASE AGREEMENTS                        275,171,600

              -----------------------------------------------   ------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(B)          $520,369,989

              -----------------------------------------------   ------------

(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at April 30, 1999.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($519,701,090) at April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

VISION NEW YORK TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1999

--------------------------------------------------------------------------------

 PRINCIPAL                                               CREDIT
   AMOUNT                                                RATING*      VALUE

 ---------- ----------------------------------------   ----------- ------------
 (A) SHORT-TERM MUNICIPALS--98.6%

 ---------------------------------------------------
            NEW YORK--96.8%

            ----------------------------------------
 $2,550,000 Chautauqua County, NY IDA, IDR Bonds
            Weekly VRDN (Belknap Business

            Forms)/(KeyBank, N.A. LOC)/(AMT)               A-1     $  2,550,000
            ----------------------------------------
  1,975,000 Dalton-Nunda, NY Central School

            District, 3.40% BAN, 11/24/1999                NR         1,977,162
            ----------------------------------------
  2,000,000 Dutchess County, NY IDA, (Series 1998-A) Weekly VRDN (Marist
            College)/(Bank of

            New York, New York LOC)                       A-1+        2,000,000

            ----------------------------------------
  2,325,000 Elmira City, NY, 4.00% BAN, 5/18/1999         MIG-1       2,325,420
            ----------------------------------------
  2,125,000 Erie County, NY IDA, (Series 1998) Weekly VRDN (B & G Properties,

            LLC)/(HSBC Bank USA LOC)/(AMT)                 A-1        2,125,000

            ----------------------------------------
  4,000,000 Erie County, NY IDA, Health, Hospital.
            Nursing Home Improvement Weekly VRDN
            (Episcopal Church Home & Affiliates Life
            Care Community, Inc.)/(Paribas, Paris

            LOC)                                         VMIG-1       4,000,000

            ----------------------------------------
  1,042,000 Groton Central School District, NY,

            3.35% BAN, 3/30/2000                           NR         1,043,379
            ----------------------------------------
  2,000,000 Half Hollow Hills Central School

            District, NY, 4.00% TAN, 6/25/1999            MIG-1       2,001,310
            ----------------------------------------
  2,000,000 Long Island Power Authority, Electric
            System Subordinated Revenue Bonds
            (Series 1) Weekly VRDN (Bayerische
            Landesbank Girozentrale and Westdeutsche

            Landesbank Girozentrale LOC)               A-1+/VMIG-1    2,000,000

            ----------------------------------------
  4,000,000 Long Island Power Authority, Floater
            Certificates (Series 1998-66) Weekly
            VRDN (MBIA INS)/(Morgan Stanley, Dean

            Witter Municipal Funding, Inc. LIQ)            A-1        4,000,000

            ----------------------------------------
  1,800,000 Mayfield, NY Central School District,

            3.45% BAN, 10/15/1999                          NR         1,800,395
            ----------------------------------------

VISION NEW YORK TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                               CREDIT
   AMOUNT                                               RATING*       VALUE

 ---------- ---------------------------------------   ------------ ------------
 (A) SHORT-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------
 $2,800,000 New York City Housing Development
            Corp., (Series 1993A) Weekly VRDN
            (Columbus Gardens)/(Citibank NA, New

            York LOC)                                     A-1+     $  2,800,000
            ---------------------------------------
  1,000,000 New York City Housing Development
            Corp., (Series A) Weekly VRDN (Upper
            Fifth Avenue)/(Bankers Trust Co., New

            York LOC)                                    VMIG-1       1,000,000

            ---------------------------------------
  3,000,000 New York City Municipal Water Finance
            Authority, Trust Receipts, Series 1998
            FR/RI-10 Weekly VRDN (FSA INS)/(Bank of

            New York, New York LIQ)                   A-1+c/VMIG-1    3,000,000

            ---------------------------------------
  1,000,000 New York City Municipal Water Finance
            Authority, Water and Sewer System
            Revenue Bonds (Series 1995 A) Daily
            VRDN (FGIC INS)/(FGIC Securities

            Purchase, Inc. LIQ)                       A-1+/VMIG-1     1,000,000

            ---------------------------------------
  2,400,000 New York City, NY IDA, Revenue Bonds
            Weekly VRDN (Children's Oncology
            Society)/(Bank of New York, New York

            LOC)                                          A-1+        2,400,000

            ---------------------------------------
  2,500,000 New York City, NY Transitional Finance
            Authority, PT-1047 Weekly VRDN (Bank of

            America NT and SA, San Francisco LIQ)        A-1+c        2,500,000

            ---------------------------------------
  3,000,000 New York City, NY, (PA-156) Weekly VRDN
            (Merrill Lynch Capital Services, Inc.
            LIQ)/(Merrill Lynch Capital Services,

            Inc. LOC)                                    A-1+c        3,000,000

            ---------------------------------------
  2,000,000 New York State Dormitory Authority, PA-
            60 (Series 1993) Weekly VRDN (Rochester
            General Hospital)/(FHA INS)/(Merrill

            Lynch Capital Services, Inc. LIQ)             A-1+        2,000,000

            ---------------------------------------
  2,000,000 New York State Energy Research &
            Development Authority, (Series B)
            Weekly VRDN (Rochester Gas & Electric
            Corp.)/(MBIA INS)/(Credit Suisse First

            Boston LIQ)                               A-1+/VMIG-1     2,000,000

            ---------------------------------------
  3,800,000 New York State Energy Research & Development Authority, Trust
            Receipts, Series 1998 FR/RI-9 Weekly VRDN (Brooklyn Union Gas
            Co.)/(MBIA

            INS)/(Bank of New York, New York LIQ)     A-1+c/VMIG-1    3,800,000

            ---------------------------------------

VISION NEW YORK TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                               CREDIT
   AMOUNT                                                RATING*      VALUE

 ---------- ----------------------------------------   ----------- ------------
 (A) SHORT-TERM MUNICIPALS--CONTINUED

 ---------------------------------------------------
            NEW YORK--CONTINUED

            ----------------------------------------
 $1,200,000 New York State Local Government
            Assistance Corp., (Series E) Weekly VRDN

            (Canadian Imperial Bank of Commerce LOC)   A-1+/VMIG-1 $  1,200,000

            ----------------------------------------
  1,600,000 New York State Medical Care Facilities
            Finance Agency Weekly VRDN (Pooled Loan
            Program)/(Chase Manhattan Bank N.A., New

            York LOC)                                    VMIG-1       1,600,000

            ----------------------------------------
  4,340,000 New York State Medical Care Facilities
            Finance Agency, (1994 Series C) (PA-89)
            Weekly VRDN (FHA INS)/(Merrill Lynch

            Capital Services, Inc. LIQ)                  VMIG-1       4,340,000

            ----------------------------------------
  2,000,000 New York State Mortgage Agency, (PA-422)
            Weekly VRDN (Merrill Lynch Capital

            Services, Inc. LIQ)/(AMT)                    VMIG-1       2,000,000

            ----------------------------------------
  1,500,000 New York State Mortgage Agency, (PA-406)
            Weekly VRDN (Merrill Lynch Capital

            Services, Inc. LIQ)/(AMT)                    VMIG-1       1,500,000

            ----------------------------------------
  1,360,000 New York State Power Authority, 2.90%
            TOB (Bank of America NT and SA, San
            Francisco, Bank of Tokyo-Mitsubishi Ltd.
            and Morgan Guaranty Trust Co., New York

            LIQ), Optional Tender 9/1/1999             A-1/VMIG-1     1,360,000

            ----------------------------------------
  1,700,000 Niagara County, NY IDA, Solid Waste
            Disposal Facility Revenue bonds (Series
            1996D) Weekly VRDN (American Ref-Fuel
            Co.)/(Wachovia Bank of NC, N.A.,

            Winston-Salem LOC)/(AMT)                    A-1+/P-1      1,700,000

            ----------------------------------------
  1,800,000 Niagara Falls, NY Bridge Commission,
            Revenue Bonds (Series 1993A) Weekly VRDN

            (FGIC INS)/(Credit Local de France LIQ)    A-1+/VMIG-1    1,800,000

            ----------------------------------------
  4,000,000 Northport-East Northport, NY Unified
            Free School District, GO UT Notes, 4.00%

            TAN, 6/30/1999                                MIG-1       4,002,535

            ----------------------------------------
  1,000,000 Odessa-Montour, NY Central School

            District, 3.25% BAN, 11/17/1999                NR         1,000,477
            ----------------------------------------
  1,600,000 Oriskany, NY Central School District,

            3.50% BAN, 12/8/1999                           NR         1,602,809
            ----------------------------------------
  2,000,000 Portville, NY Central School District,

            3.50% BAN, 10/20/1999                          NR         2,000,905
            ----------------------------------------

VISION NEW YORK TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                              CREDIT
   AMOUNT                                               RATING*      VALUE

 ---------- ---------------------------------------   ----------- ------------
 (A) SHORT-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------
 $1,500,000 Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDN (Altaire
            Pharmaceuticals, Inc.)/(Mellon Bank N.A., Pittsburgh

            LOC)/(AMT)                                  A-1/P-1   $  1,500,000
            ---------------------------------------
  2,000,000 Sachem, NY Central School District at

            Holbrook, 4.00% TAN, 6/25/1999               MIG-1       2,001,017
            ---------------------------------------
    980,000 Senaca County, NY IDA Weekly VRDN (New
            York Chiropractic College)/(Fleet Bank

            N.A. LOC)                                     A-1          980,000

            ---------------------------------------
  4,000,000 Smithtown, NY Central School District,

            GO UT, 3.90% TAN, 6/25/1999                  MIG-1       4,001,691
            ---------------------------------------
  1,750,000 South Huntington, NY Union Free School
            District, GO UT Notes, 3.90% TAN,

            6/30/1999                                    MIG-1       1,750,912

            ---------------------------------------
  5,750,000 St. Lawrence County, NY IDA, (Series

            1998A) Weekly VRDN (Alcoa, Inc.)/(AMT)        A-1        5,750,000

            ---------------------------------------
  3,000,000 Triborough Bridge & Tunnel Authority,
            NY, Floater Certificates (Series 1998-
            72) Weekly VRDN (FGIC INS)/(Morgan
            Stanley, Dean Witter Municipal Funding,

            Inc. LIQ)                                     A-1        3,000,000

            ---------------------------------------
  8,415,000 Triborough Bridge & Tunnel Authority,
            NY, Trust Receipts (Series 1998 FR/RI-
            A1) Weekly VRDN (Bayerische Hypotheken-

            und Vereinsbank AG LIQ)                     VMIG-1       8,415,000

            ---------------------------------------
  1,300,000 VRDC/IVRC Trust, (Series 1993G) Weekly
            VRDN (St. Lukes Roosevelt Hospital
            Center)/(FHA INS)/(Hong Kong & Shanghai

            Banking Corp. LIQ)                            A-1        1,300,000

            ---------------------------------------
  1,715,000 Yonkers, NY IDA, Civic Facility Revenue
            Bonds, (Series 1994) Weekly VRDN
            (Consumers Union Facility)/ (AMBAC

            INS)/(Credit Local de France LIQ)         A-1+/VMIG-1    1,715,000

            ---------------------------------------
  2,875,000 Yorkshire-Pioneer, NY Central School

            District, 3.50% BAN, 10/27/1999               NR         2,878,003
            ---------------------------------------               ------------
            Total                                                 106,721,015

            ---------------------------------------               ------------

VISION NEW YORK TAX-FREE MONEY MARKET FUND

-------------------------------------------------------------------------------

 PRINCIPAL                                                CREDIT
   AMOUNT                                                 RATING*    VALUE

 ---------- -------------------------------------------   ------- ------------
 (A) SHORT-TERM MUNICIPALS--CONTINUED

 ------------------------------------------------------
            PUERTO RICO--1.8%

            -------------------------------------------
 $2,031,469 Commonwealth of Puerto Rico Municipal
            Revenues Collection Center, 1997A LeaseTOPS
            Trust Weekly VRDN (ABN AMRO Bank N.V.,
            Amsterdam LIQ)/(State Street Bank and Trust

            Co. LOC)                                       A-1+c  $  2,031,469
            -------------------------------------------           ------------
            TOTAL INVESTMENTS (AT AMORTIZED COST)(B)              $108,752,484

            -------------------------------------------           ------------

(a) At April 30, 1999, 15.7% of the total investments at market value were subject to alternative minimum tax.

(b) Also represents cost for federal tax purposes.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets ($110,290,554) at April 30, 1999.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond              IDRB--Industrial Development Revenue
        Assurance Corporation                      Bond

AMT--Alternative Minimum Tax                INS--Insured
BAN--Bond Anticipation Notes                LIQ--Liquidity Agreement
FGIC--Financial Guaranty Insurance Company  LOC--Letter of Credit
FHA--Federal Housing Administration         MBIA--Municipal Bond Investors
FSA--Financial Security Assurance                   Assurance
GO--General Obligation                      TAN--Tax Anticipation Notes
IDA--Industrial Development Authority       TOB--Tender Option Bonds
IDR--Industrial Development Revenue         UT--Unlimited Tax
                                            VRDN--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

VISION MONEY MARKET FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 1999

--------------------------------------------------------------------------------


                                                                   NEW YORK
                                                      TREASURY     TAX-FREE

                                          MONEY        MONEY        MONEY
                                          MARKET       MARKET       MARKET

                                           FUND         FUND         FUND

-------------------------------------- ------------ ------------ ------------

ASSETS:

--------------------------------------
Investments in securities              $908,428,625 $245,198,389 $108,752,484
--------------------------------------
Investments in repurchase agreements     41,976,500  275,171,600           --
-------------------------------------- ------------ ------------ ------------
  Total investments, at amortized cost

  and value                             950,405,125  520,369,989  108,752,484
--------------------------------------
Cash                                      1,524,088      362,251      598,795
--------------------------------------
Income receivable                           521,354    1,310,220    1,104,369
--------------------------------------
Receivable for shares sold                3,000,847      503,609      418,150
-------------------------------------- ------------ ------------ ------------
  Total assets                          955,451,414  522,546,069  110,873,798
--------------------------------------
LIABILITIES:

--------------------------------------
Income distribution payable               1,738,944    1,883,976      132,860
--------------------------------------
Payable for shares redeemed               4,391,897      866,848      412,302
--------------------------------------
Accrued expenses                             56,708       94,155       38,082
-------------------------------------- ------------ ------------ ------------
  Total liabilities                       6,187,549    2,844,979      583,244
-------------------------------------- ------------ ------------ ------------
NET ASSETS                             $949,263,865 $519,701,090 $110,290,554
-------------------------------------- ------------ ------------ ------------
CLASS A SHARES                         $932,895,947 $498,547,650           --
-------------------------------------- ------------ ------------ ------------
CLASS S SHARES                         $ 16,367,918 $ 21,153,440           --
-------------------------------------- ------------ ------------ ------------
NET ASSET VALUE, Offering Price and

Redemption Proceeds Per Share:                   --           --        $1.00
-------------------------------------- ------------ ------------ ------------
CLASS A SHARES                                $1.00        $1.00           --
-------------------------------------- ------------ ------------ ------------
CLASS S SHARES                                $1.00        $1.00           --
-------------------------------------- ------------ ------------ ------------
SHARES OUTSTANDING:                     949,263,865  519,701,090  110,290,554
-------------------------------------- ------------ ------------ ------------
CLASS A SHARES                          932,895,947  498,547,650           --
-------------------------------------- ------------ ------------ ------------
CLASS S SHARES                           16,367,918   21,153,440           --
-------------------------------------- ------------ ------------ ------------

(See Notes which are an integral part of the Financial Statements)

VISION MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED APRIL 30, 1999

--------------------------------------------------------------------------------


                                                                   NEW YORK
                                                                   TAX-FREE

                                                      TREASURY      MONEY
                                           MONEY        MONEY       MARKET

                                        MARKET FUND  MARKET FUND     FUND

--------------------------------------  -----------  -----------  ----------
INVESTMENT INCOME:

--------------------------------------
Interest                                $43,440,709  $29,577,077  $3,500,074
--------------------------------------  -----------  -----------  ----------
EXPENSES:

--------------------------------------
Investment advisory fee                   4,118,744    2,915,638     534,508
--------------------------------------
Administrative personnel and services

fee                                       1,080,946      763,444     139,543
--------------------------------------
Custodian fees                               28,446       23,683       3,936
--------------------------------------
Transfer and dividend disbursing agent

fees and expenses                           112,131       20,308      22,204
--------------------------------------
Directors' fees                               9,820       10,979         540
--------------------------------------
Auditing fees                                11,220       13,381      18,883
--------------------------------------
Legal fees                                    1,671        5,026       7,344
--------------------------------------
Portfolio accounting fees                     2,598          907       1,117
--------------------------------------
Distribution services fee--Class S

Shares                                       35,601       55,740          --
--------------------------------------
Share registration costs                    110,487       30,101      17,834
--------------------------------------
Printing and postage                         18,080       18,713      10,593
--------------------------------------
Taxes                                        71,174       76,043       8,300
--------------------------------------
Insurance premiums                            4,502        5,839       3,147
--------------------------------------
Miscellaneous                                11,211       11,255       6,564
--------------------------------------  -----------  -----------  ----------
 TOTAL EXPENSES                           5,616,631    3,951,057     774,513
--------------------------------------  -----------  -----------  ----------
Waivers--

--------------------------------------
Waiver of investment advisory fee          (402,495)    (466,502)   (154,452)
--------------------------------------  -----------  -----------  ----------
 TOTAL WAIVERS                             (402,495)    (466,502)   (154,452)
--------------------------------------  -----------  -----------  ----------
  NET EXPENSES                            5,214,136    3,484,555     620,061
--------------------------------------  -----------  -----------  ----------
    NET INVESTMENT INCOME               $38,226,573  $26,092,522  $2,880,013
--------------------------------------  -----------  -----------  ----------

(See Notes which are an integral part of the Financial Statements)

VISION MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                   TREASURY                       NEW YORK TAX-FREE

                           MONEY MARKET FUND                   MONEY MARKET FUND                  MONEY MARKET FUND

                   ----------------------------------  ----------------------------------  --------------------------------
                         YEAR ENDED APRIL 30,                YEAR ENDED APRIL 30,               YEAR ENDED APRIL 30,

                   ----------------------------------  ----------------------------------  --------------------------------
                         1999              1998              1999              1998             1999             1998
-----------------  ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
INCREASE
(DECREASE) IN NET

ASSETS

-----------------
OPERATIONS--

-----------------
 Net investment

 income            $     38,226,573  $     31,609,180  $     26,092,522  $     22,863,741  $     2,880,013  $     2,406,152
-----------------  ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
DISTRIBUTIONS TO

SHAREHOLDERS--

-----------------
 Distributions

 from net

 investment

 income                   --              (31,609,180)        --              (22,863,741)      (2,880,013)      (2,406,152)
-----------------
 Class A Shares         (37,596,521)        --              (25,161,937)        --               --               --
-----------------
 Class S Shares            (630,052)        --                 (930,585)        --               --               --
-----------------  ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
 Change in net

 assets resulting

 from
 distributions to

 shareholders           (38,226,573)      (31,609,180)      (26,092,522)      (22,863,741)      (2,880,013)      (2,406,152)
-----------------  ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
SHARE
TRANSACTIONS--

-----------------
 Proceeds from

 sales of shares     32,639,564,017    18,911,301,933    22,444,386,554    13,346,041,424    2,421,854,703    1,153,995,180
-----------------
 Net asset value

 of shares issued

 to shareholders

 in payment of

 distributions

 declared                18,193,256        14,408,441         3,328,592         3,467,336        1,525,141        1,148,312
-----------------
 Cost of shares

 redeemed           (32,394,752,101)  (18,839,268,923)  (22,369,436,198)  (13,281,571,255)  (2,386,434,196)  (1,138,416,526)
-----------------  ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
 Change in net

 assets from

 share

 transactions           263,005,172        86,441,451        78,278,948        67,937,505       36,945,648       16,726,966
-----------------  ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
  Change in net

  assets                263,005,172        86,441,451        78,278,948        67,937,505       36,945,648       16,726,966
-----------------
NET ASSETS:

-----------------
 Beginning of

 period                 686,258,693       599,817,242       441,422,142       373,484,637       73,344,906       56,617,940
-----------------  ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
 End of period     $    949,263,865  $    686,258,693  $    519,701,090  $    441,422,142  $   110,290,554  $    73,344,906
-----------------  ----------------  ----------------  ----------------  ----------------  ---------------  ---------------

(See Notes which are an integral part of the Financial Statements)

VISION MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


  YEAR      NET ASSET VALUE,      NET         DISTRIBUTIONS TO      NET ASSET
  ENDED        BEGINNING       INVESTMENT   SHAREHOLDERS FROM NET   VALUE, END

APRIL 30,      OF PERIOD         INCOME      INVESTMENT INCOME      OF PERIOD

------------------------------------------------------------------------------
MONEY MARKET FUND A SHARES
1995             $1.00            0.05              (0.05)            $1.00
1996             $1.00            0.05              (0.05)            $1.00
1997             $1.00            0.05              (0.05)            $1.00
1998             $1.00            0.05              (0.05)            $1.00
1999             $1.00            0.05              (0.05)            $1.00
MONEY MARKET FUND S SHARES

1999(a)          $1.00            0.04              (0.04)            $1.00
TREASURY MONEY MARKET FUND A SHARES
1995             $1.00            0.04              (0.04)            $1.00
1996             $1.00            0.05              (0.05)            $1.00
1997             $1.00            0.05              (0.05)            $1.00
1998             $1.00            0.05              (0.05)            $1.00
1999             $1.00            0.04              (0.04)            $1.00
TREASURY MONEY MARKET FUND S SHARES

1999(a)          $1.00            0.04              (0.04)            $1.00
NEW YORK TAX-FREE MONEY MARKET FUND
1995             $1.00            0.03              (0.03)            $1.00
1996             $1.00            0.03              (0.03)            $1.00
1997             $1.00            0.03              (0.03)            $1.00
1998             $1.00            0.03              (0.03)            $1.00
1999             $1.00            0.03              (0.03)            $1.00
------------------------------------------------------------------------------

(a) Reflects operations for the period from June 8, 1998 (date of initial public investment) to April 30, 1999.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

(See Notes which are an integral part of the Financial Statements)

VISION MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS--CONTINUED

--------------------------------------------------------------------------------

                        RATIOS TO AVERAGE NET ASSETS

           --------------------------------------------------------
                                                          NET

                           NET                        INVESTMENT     NET ASSETS,

   TOTAL                INVESTMENT     EXPENSES         INCOME      END OF PERIOD
 RETURN(B) EXPENSES (D) INCOME(D)   (AFTER WAIVERS) (AFTER WAIVERS) (000 OMITTED)

---------------------------------------------------------------------------------
   4.77%       0.70%       4.61%         0.51%           4.80%        $431,316
   5.33%       0.69%       5.08%         0.58%           5.19%        $489,229
   4.93%       0.71%       4.67%         0.61%           4.77%        $599,817
   5.11%       0.69%       4.95%         0.64%           5.00%        $686,259
   4.76%       0.68%       4.59%         0.63%           4.64%        $932,896
   3.98%       0.93%(c)    4.37%(c)      0.88%(c)        4.42%(c)     $ 16,368
   4.57%       0.70%       4.34%         0.51%           4.53%        $210,526
   5.25%       0.66%       5.01%         0.57%           5.10%        $372,884
   4.82%       0.68%       4.65%         0.58%           4.75%        $373,485
   4.98%       0.67%       4.88%         0.59%           4.96%        $441,422
   4.54%       0.67%       4.41%         0.59%           4.49%        $498,548
   3.77%       0.92%(c)    4.09%(c)      0.84%(c)        4.17%(c)     $ 21,153
   2.84%       0.92%       2.24%         0.40%           2.76%        $ 41,238
   3.20%       0.86%       2.76%         0.48%           3.14%        $ 65,763
   2.96%       0.85%       2.60%         0.50%           2.95%        $ 56,618
   3.14%       0.78%       2.81%         0.50%           3.09%        $ 73,345
   2.75%       0.72%       2.55%         0.58%           2.69%        $110,291
---------------------------------------------------------------------------------

VISION MONEY MARKET FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1999

-------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the In-vestment Company Act of 1940, as amended (the "Act"), as an open-end manage-ment investment company. The Corporation consists of nine portfolios (individ-ually referred to as the "Fund", or collectively as the "Funds"). The following Funds are presented herein:


              PORTFOLIO NAME                                     INVESTMENT OBJECTIVE

-------------------------------------------------------------------------------------

  Vision Money Market Fund ("Money       Seeks current income with liquidity and
  Market") (d)                           stability of principal by investing in high

                                         quality money market instruments.

-------------------------------------------------------------------------------------
  Vision Treasury Money Market Fund      Seeks current income with liquidity and
  ("Treasury Money Market") (d)          stability of principal by investing in

                                         direct obligations of the U.S. Treasury,

                                         such as Treasury bills and notes, and
                                         repurchase agreements secured by these

                                         obligations.

-------------------------------------------------------------------------------------
  Vision New York Tax-Free Money Market Seeks as high a level of current interest Fund ("New York Tax-Free Money income that is exempt from federal regular Market") (n) income tax

                                         as is consistent with liquidity and relative
                                         stability of principal.


(d) Diversified
(n) Non-diversified

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

Effective May 1, 1998, Money Market and Treasury Money Market redesignated their existing Class A Shares, and added Class S Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--The Funds' use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act.

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At April 30, 1999, there were 4,000,000,000 shares of $0.001 par value capital stock (2,000,000,000 authorized as to Class A and 2,000,000,000 authorized as to Class S shares) authorized with respect to Money Market; 4,000,000,000 shares of $0.001 par value capital stock (2,000,000,000 authorized as to Class A Shares and 2,000,000,000 authorized as to Class S Shares) authorized with respect to Treasury Money Market; and 1,000,000,000 shares of $0.001 par value capital stock authorized with respect to New York Tax-Free Money Market. Capital paid-in for Money Market aggregated $949,263,865, par value was $949,264; Treasury Money Market aggregated $519,701,090, par value was $519,701, New York Tax-Free Money Market aggregated $110,290,554, par value was $110,291. Transactions in capital stock were as follows:


                                                      MONEY MARKET

                                             --------------------------------
                                                  YEAR ENDED APRIL 30,

                                             --------------------------------
CLASS A                                           1999             1998
-------------------------------------------  ---------------  ---------------
Shares sold                                   29,012,257,251   18,911,301,933
-------------------------------------------
Shares issued to shareholders in payment of

distributions declared                            18,193,247       14,408,441
-------------------------------------------
Shares redeemed                              (28,783,813,244) (18,839,268,923)
-------------------------------------------  ---------------  ---------------
 Net change resulting from Class A Share

transactions                                     246,637,254       86,441,451
-------------------------------------------  ---------------  ---------------

                                                      MONEY MARKET

                                             --------------------------------
                                              PERIOD ENDED      YEAR ENDED
                                                APRIL 30         APRIL 30

CLASS S                                          1999(A)           1998
-------------------------------------------  ---------------  ---------------
Shares sold                                    3,627,306,766               --
-------------------------------------------
Shares issued to shareholders in payment of

distributions declared                                     9               --
-------------------------------------------
Shares redeemed                               (3,610,938,857)              --
-------------------------------------------  ---------------  ---------------
 Net change resulting from Class S Share

transactions                                      16,367,918               --
-------------------------------------------  ---------------  ---------------
  Net change resulting from share

transactions                                     263,005,172       86,441,451
-------------------------------------------  ---------------  ---------------

                                                  TREASURY MONEY MARKET

                                             --------------------------------
                                                  YEAR ENDED APRIL 30,

                                             --------------------------------
CLASS A                                           1999             1998
-------------------------------------------  ---------------  ---------------
Shares sold                                   16,764,115,227   13,346,041,424

-------------------------------------------
Shares issued to shareholders in payment of

distributions declared                             3,328,583        3,467,336
-------------------------------------------
Shares redeemed                              (16,710,318,302) (13,281,571,255)
-------------------------------------------  ---------------  ---------------
 Net change resulting from Class A Share

transactions                                      57,125,508       67,937,505
-------------------------------------------  ---------------  ---------------

(a) Reflects operations for the period from June 8, 1998 (date of initial public investment) to April 30, 1999.


                                                    TREASURY MONEY MARKET

                                                ------------------------------
                                                 PERIOD ENDED     YEAR ENDED
                                                   APRIL 30        APRIL 30

CLASS S                                            1999(A)           1998

----------------------------------------------  --------------  --------------
Shares sold                                      5,680,271,327              --
----------------------------------------------
Shares issued to shareholders in payment of

distributions declared                                       9              --
----------------------------------------------
Shares redeemed                                 (5,659,117,896)             --
----------------------------------------------  --------------  --------------
 Net change resulting from Class S Share

transactions                                        21,153,440              --
----------------------------------------------  --------------  --------------
  Net change resulting from share transactions      78,278,948      67,937,505
----------------------------------------------  --------------  --------------

                                                      NEW YORK TAX-FREE
                                                        MONEY MARKET

                                                ------------------------------
                                                    YEAR ENDED APRIL 30,

                                                ------------------------------
                                                     1999            1998
----------------------------------------------  --------------  --------------
Shares sold                                      2,421,854,703   1,153,995,180

----------------------------------------------
Shares issued to shareholders in payment of

distributions declared                               1,525,141       1,148,312
----------------------------------------------
Shares redeemed                                 (2,386,434,196) (1,138,416,526)
----------------------------------------------  --------------  --------------
 Net change resulting from share transactions       36,945,648      16,726,966
----------------------------------------------  --------------  --------------

(a) Reflects operations for the period from June 8, 1998 (date of initial public investment) to April 30, 1999.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers and Traders Trust Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

SUB-ADVISORY FEE--Effective September 1, 1998, Federated Investment Counseling (the "Sub-Adviser") became the sub-adviser to New York Tax-Free Money Market, and receives for its services an allocable portion of the advisory fee the Adviser receives from New York Tax-Free Money Market. The Sub-Adviser is paid by the Adviser as follows: 0.20% on the first $100 million of average daily net assets; 0.18% on the next $100 million of average daily net assets; and 0.15% on average daily net assets over $200 million.

ADMINISTRATIVE, TRANSFER AND DIVIDEND DISBURSING AGENT AND FUND ACCOUNTING FEE--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and fund accounting services. FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Corporation for the period. FServ may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--Under a distribution plan (the "Plan") adopted in accordance with Rule 12b-1 under the Act, the Class S Shares of the Funds will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Class S Shares of the Funds, to finance activities intended to result in the sale of Class S Shares of the Funds. The Plan provides that Class S Shares of the Funds may incur distribution expenses up to 0.25% of the average daily net assets of Class S Shares of the Funds, annually, to compensate FSC.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Manufacturers and Traders Trust Company, the Funds may pay Manufacturers and Traders Trust Company up to 0.25% of average daily net assets of the Funds annually. The fee paid to Manufacturers and Traders Trust Company is used to finance certain services for shareholders and to maintain shareholder accounts. The Funds did not pay or accrue Shareholder Services Fees during the year ended April 30, 1999.

GENERAL--Certain of the Officers of the Corporation are Officers and Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since New York Tax-Free Money Market invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-ex-empt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 54.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.0% of total investments.

(6) YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds' Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Funds' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

-------------------------------------------------------------------------------

To the Board of Directors and Shareholders of VISION GROUP OF FUNDS, INC.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Vision Money Market Fund, Vision Treasury Money Market Fund, and Vision New York Tax-Free Money Market Fund (three of the portfolios constituting the Vision Group of Funds, Inc.), as of April 30, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Vision Money Market Fund, Vision Treasury Money Market Fund, and Vision New York Tax-Free Money Market Fund, at April 30, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein, in conformity with generally accepted accounting principles.

Boston, Massachusetts
June 11, 1999

DIRECTORS                             OFFICERS

--------------------------------------------------------------------------------

Randall I. Benderson                  Edward C. Gonzales

                                       President and Treasurer

Joseph J. Castiglia                   Beth S. Broderick

                                       Vice President and Assistant Treasurer

Daniel R. Gernatt, Jr.                Victor R. Siclari

                                       Secretary

George K. Hambleton, Jr.              C. Todd Gibson
                                       Assistant Secretary

SHARES OF THE VISION FUNDS ARE NOT FDIC INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor
Federated Investors Tower

Pittsburgh, PA 15222-3779
Cusip 92830F307

Cusip 92830F877
Cusip 92830F109
Cusip 92830F885
Cusip 92830F208

[RECYCLED LOGO APPEARS HERE]
G00158-06 (6/99)

                                 ANNUAL REPORT
                                TO SHAREHOLDERS

                                 APRIL 30, 1999

                                     VISION

                                  Money Market
                                      Fund

                                 Class A Shares
                                 Class S Shares

                     -------------------------------------

                                     VISION

                                    Treasury
                                  Money Market

                                      Fund
                                 Class A Shares
                                 Class S Shares

                     -------------------------------------

                                     VISION

                               New York Tax-Free
                                  Money Market

                                      Fund

  Manufacturers and Traders Trust Company
  Investment Adviser to the Funds
  One M&T Plaza

  Buffalo, NY 14240-4556

                                    VISION

                                U.S. Government
                                Securities Fund

                Seeks current income by investing primarily in
                 securities that are guaranteed for payment of

                principal and interest by the U.S. government, its agencies or instrumentalities (Fund shares themselves are not guaranteed).

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                                    VISION

                              New York Municipal
                                  Income Fund

                      Seeks current income that is exempt

                       from federal, New York State and
                      New York City income taxes,* as is

                   consistent with preservation of capital.

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                                    VISION

                              Equity Income Fund

    Seeks to provide current income by investing in a diversified portfolio consisting primarily of income- producing equity securities of domestic companies (common and preferred stock and convertible securities). Capital appreciation is a secondary investment consideration.

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                                    VISION

                            Growth and Income Fund
               Seeks to provide long-term growth of capital and

                income by investing in a diversified portfolio
                   consisting primarily of equity securities
                   (common stock and convertible securities)

                    and debt securities (bonds and notes).

-------------------------------------------------------------------------------

                                    VISION

                           Capital Appreciation Fund
               Seeks to produce long-term capital appreciation,

                   primarily through a diversified portfolio of mid-capitalization stocks selected for their ability to appreciate in value.

-------------------------------------------------------------------------------

                                    VISION

                               Money Market Fund
                      Seeks current income with liquidity

                  and stability of principal by investing in
                   high-quality money market instruments.**

-------------------------------------------------------------------------------

                                    VISION

                                Treasury Money
                                  Market Fund

                    Seeks current income with liquidity and
               stability of principal by investing in short-term

             U.S. Treasury obligations, which are fully guaranteed
                     for payment of principal and interest

                           by the U.S. government.**

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                                    VISION

                               New York Tax-Free
                               Money Market Fund

              Seeks a high level of current interest income that is exempt from federal, New York State and

                    New York City income taxes,* as well as
                    liquidity and stability of principal.**

-------------------------------------------------------------------------------
* Some income may be subject to the federal alternative minimum tax.
** An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

  For more complete information about any of the Vision Funds, contact (800)
     836-2211 for a prospectus. Please read the prospectus carefully before investing.

PRESIDENT'S MESSAGE

-------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Annual Report of the VISION equity and income funds for the 12-month period from May 1, 1998 through April 30, 1999. This report begins with a discussion by each fund's management about the economy, the market, and fund strategies over the reporting period. Next, you'll find a complete list of portfolio holdings and financial statements for each fund.

Over the 12-month reporting period, the stock market continued its upward momentum accompanied by a high degree of day-to-day volatility, with performance concentrated in a very narrow band of large-company growth stocks and Internet-related stocks. The bond market recorded moderately positive returns. For more in-depth information on the year's investment climate, I urge you to read the portfolio managers' investment reviews. Fund-by-fund performance highlights are as follows:

VISION U.S. GOVERNMENT SECURITIES FUND

The fund's portfolio of U.S. government securities paid dividends totaling $0.58 per share and capital gains totaling $0.02 per share, while the fund's net asset value declined $0.10. As a result, the fund achieved a total return on April 30, 1999 of 5.31%, based on net asset value, or 0.60% adjusted for the fund's sales charge.* At the end of the reporting period, the fund's assets totaled $64.1 million.

VISION NEW YORK MUNICIPAL INCOME FUND

The fund's portfolio of high-quality, New York municipal bonds paid tax-free income distributions totaling $0.46 per share and capital gains totaling $0.09 per share.** The fund's net asset value rose $0.10. As a result, the fund achieved a total return on April 30, 1999 of 6.37%, based on net asset value, or 1.59% adjusted for the fund's sales charge.* By the end of the reporting period, tax-sensitive New York residents had invested a total of $52.9 million in the fund.

VISION EQUITY INCOME FUND

This fund offers a relatively conservative way to navigate toward income and capital appreciation from undervalued, large-capitalization stocks with above-average dividend yields. It produced a total return on April 30, 1999 of 8.59%,* based on net asset value, or 2.60%* adjusted for the fund's sales charge, through dividends totaling $0.19 per share, capital gains totaling $0.01 per share and a net asset value increase of $0.77. The fund's assets reached $45.6 million at the end of the reporting period.

VISION GROWTH AND INCOME FUND

In a narrow stock market that favored large-cap growth stocks, the fund's portfolio of quality, value stocks issued by mid-size companies produced a negative total return on April 30, 1999 of (9.26%), based on net asset value, or (14.26%) adjusted for the fund's sales charge.* The fund paid dividends totaling $0.07 per share and capital gains totaling $0.99 per share. The fund's assets totaled $82.2 million at the end of the reporting period.

*Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**Income may be subject to the federal alternative minimum tax.

VISION CAPITAL APPRECIATION FUND

The fund's relatively aggressive portfolio of stocks issued by mid-size companies was also negatively impacted by investor sentiment that favored stocks issued by large, growth-oriented companies. In this environment, the fund produced a negative total return on April 30, 1999 of (22.67%), based on net asset value, or (26.92%) adjusted for the fund's sales charge.* The fund paid capital gains totaling $0.38 per share. The fund's assets totaled $31.3 million at the end of the reporting period.

Thank you for choosing one or more of the VISION equity and income funds to pursue your financial goals. We'll continue to keep you up-to-date on your progress.

Sincerely,
Edward C. Gonzales
President
June 15, 1999

*Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

-------------------------------------------------------------------------------

VISION U.S. GOVERNMENT SECURITIES FUND

Yields on U.S. fixed income securities fell during the Vision U.S. Government Securities Fund's fiscal year. On April 30, 1998, the yield of the U.S. Treasury ten-year note was 5.68%. The ten-year note yield peaked on May 11, 1998 at 5.79%, reached a low of 4.16% on October 5, 1998, then increased to end the reporting period at 5.36% on April 30, 1999.

What happened in 1998 and early 1999? The federal funds target rate opened in 1998 at 5.50% and remained at that level until September 29, 1998, when the Federal Reserve Board (the "Fed") lowered the target rate to 5.25%. The Fed subsequently lowered the target rate by 25 basis points two more times. The first cut occurred on October 15, 1998, and the second one took place on No-vember 17, 1998, which translated into a 4.75% target level. This level has remained in effect to date. The Fed acted to supply liquidity to a financial system that was coping with spillover effects of the Asian crisis, including financial instability in Russia and Brazil. Highly-levered hedge funds with susceptible trading exposure threatened a chain reaction of instability. Despite uncertain global economic and financial conditions, U.S. economic growth over the past year has been relatively strong. The year-over-year percentage change for the chain-weighted real Gross Domestic Product for the quarter ended March 31, 1999 was a healthy 4.00%. This growth rate was higher than the 2.0% - 2.5% rate that is generally recognized as the Fed's non-inflation threatening rate of economic growth. However, the year-over-year percentage change in the consumer price index (CPI) for the year ended April 30, 1999 remained relatively low at 1.70%. Increases in productivity have allowed this faster-paced growth to occur without considerable inflation. Looking forward, a key topic of debate in the fixed income market is whether the best news on inflation is already behind us. Commodity prices have stopped falling and there are some signs of economic life in some of 1998's troubled countries. Additionally, the recent strength in U.S. economic growth has led to relatively tight labor markets. Tight labor markets increase the susceptibility of the economy to labor shortages and bottlenecks which could prove inflationary. Continued gains in productivity combined with excess global capacity should help to keep inflation in check. Both real and nominal interest rates remain attractive as long as inflation rates remain subdued.

The fund posted a 5.31% total return on a net asset value basis (0.60% adjusted for the fund's sales charge)* for the one year period ended April 30, 1999. The corresponding one year number for the Lipper General Government Index was 5.12%, and the Morningstar General U.S. Government Bond Average one year total return was 5.18%.** The fund's duration was slightly longer than the market average. We continued to emphasize government-guaranteed securities with yield advantages, and thus higher current income, compared to U.S. Treasury securities. In the mortgage-backed security sector, we continued our emphasis on very old, low balance mortgages in an attempt to diminish prepayment risk. During the liquidity panic in the fall of 1998, we increased our portfolio weighting of under-performing "spread product": U.S. agency, corporate and taxable municipal bonds. During the first four months of 1999 these sectors substantially out-performed U.S. Treasuries, as market greed incrementally replaced market fear. We adhered to our disciplined, contrarian methodology by selling the more expensive opportunity (spread product) and purchasing the less expensive relative safety (U.S. Treasuries).

*Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**Lipper figures and Morningstar figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. and Morningstar, Inc. as falling into the respective categories indicated. Lipper figures and Morningstar figures do not reflect sales charges.

VISION NEW YORK MUNICIPAL INCOME FUND

Yields on municipal tax-free securities fell during the Vision New York Municipal Income Fund's fiscal year. On April 30, 1998, the yield of the Bond Buyer 40 Index* (the "Bond Buyer 40") (yield to maturity basis) was 5.39%. The index yield peaked on April 30, 1998 at 5.39%, reached a low of 4.95% on October 5, 1998, then increased to end the reporting period at 5.28% on April 30, 1999. Measured as a percentage of the U.S. 30 year Treasury yield, the Bond Buyer 40 yield-to-maturity index ranged between 88.3% on May 14, 1998 to 105.3% on Oc-tober 5, 1998.

What happened in 1998 and early 1999? The federal funds target rate opened in 1998 at 5.50% and remained at that level until September 29, 1998, when the Federal Reserve Board (the "Fed") lowered the target rate to 5.25%. The Fed subsequently lowered the target rate by 25 basis points two more times. The first cut occurred on October 15, 1998, and the second one took place on No-vember 17, 1998, which translated into a 4.75% target level. This level has remained in effect to date. The Fed acted to supply liquidity to a financial system that was coping with spillover effects of the Asian crisis, including financial instability in Russia and Brazil. Highly-levered hedge funds with susceptible trading exposure threatened a chain reaction of instability. Despite uncertain global economic and financial conditions, U.S. economic growth over the past year has been relatively strong. The year-over-year percentage change for the chain-weighted real Gross Domestic Product for the quarter ended March 31, 1999 was a healthy 4.00%. This growth rate was higher than the 2.0% - 2.5% rate that is generally recognized as the Fed's non-inflation threatening rate of economic growth. However, the year-over-year percentage change in the consumer price index (CPI) for the year ended April 30, 1999 remained relatively low at 1.70%. Increases in productivity have allowed this faster-paced growth to occur without considerable inflation. Looking forward, a key topic of debate in the fixed income market is whether the best news on inflation is already behind us. Commodity prices have stopped falling and there are some signs of economic life in some of 1998's troubled countries. Additionally, the recent strength in U.S. economic growth has led to relatively tight labor markets. Tight labor markets increase the susceptibility of the economy to labor shortages and bottlenecks which could prove inflationary. Continued gains in productivity combined with excess global capacity should help to keep inflation in check. Both real and nominal interest rates remain attractive as long as inflation rates remain subdued.

The fund posted a 6.37% total return on a net asset value basis (1.59% adjusted for the fund's sales charge)** for the one year period ended April 30, 1999. The corresponding one year number for the Lipper New York Municipal Index was 6.25%, and the Morningstar New York Municipal Bond Funds Average one year total return was 6.17%.*** Municipal securities underperformed U.S. Treasury securities during the "liquidity crisis" rally that culminated on October 5, 1998. Munis have outperformed Treasuries since October 5, 1998, as fear of financial instabil- ity has abated. As noted above, the entire trading range of the Bond Buyer 40 yield to maturity index for the fund's fiscal year was 49 basis points. In the current environment of reduced interest rate volatility, we continue to empha- size securities that provide higher current income. Unlike the U.S. Treasury yield curve, the New York municipal yield curve has a decent upward slope. We currently favor 20 year munis because they are yielding more than 100 basis points above 5 year munis. We also favor higher quality securities (AAA and AA) since current yield spreads on lower rated securities (BBB) are not suffi- cient relative to the risks assumed.

*The Bond Buyer 40 Bond Index is comprised of 40 actively quoted and traded long-term municipal bonds. This index is unmanaged, and investments cannot be made in an index.

**Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

***Lipper figures and Morningstar figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. and Morningstar, Inc. as falling into the respective categories indicated. Lipper figures and Morningstar figures do not reflect sales charges.

VISION EQUITY INCOME FUND

For the twelve month period ended April 30, 1999, the Vision Equity Income Fund has returned 8.59%, based on net asset value, or 2.60% adjusted for the fund's sales charge.* This compares to the 13.02% total return of the S&P/Barra Value Index, a commonly referenced unmanaged index of large capitalization "value" oriented stocks.** During this same period, the Lipper Equity Income Fund Average returned 7.60%.***

Your fund is continuing its contrarian investment strategy of seeking out-of-favor large cap stocks offering above average dividend yields. This has allowed the fund to collect an "outsized yield" on its investments while waiting for earnings prospects and market psychology to improve for these "unloved" issues. This strategy has led the fund into cyclical stocks such as Cummins Engine, Inc., a maker of heavy-duty truck engines, Reynolds Metals, a major producer of aluminum and aluminum products, and USX-U.S. Steel Group, the steel producer. These companies have been out of favor on Wall Street for several years but now the "Street" is reevaluating them.

The economic turmoil in Asia has been quite prominent in the thoughts of financial market players for almost two years, but now, however, things are looking up. Markets often "over shoot", expecting bad things to become worse than they eventually do, while expecting good times to keep getting better and last longer than ultimately happens. Thus, true to form, many economies in Asia are showing signs of life (the most notable exception being Japan) and the fears of contagion, Asian weakness spreading to other developing countries, now seem overblown. Market participants are now thinking that, perhaps things will not get as bad as the market earlier expected, and stock prices of U.S. companies doing business overseas are recovering some of their earlier losses.

The U.S. economy remains healthy, with inflation and unemployment at moderately low levels. Fears of weaker corporate profits in a potentially less robust U.S. economic environment have worried investors. Business investment remains strong, with equipment expenditures at cyclical highs. We would suspect, however, that technology spending is slowing. Our concern is that a substantial portion of technology spending has been in anticipation of Y2K and that that spending has, for the most part, been completed. A spending gap could last into the first half of 2000 before a new wave of long-term technology needs produce sufficient demand.

The best scenario for the continued health of this market would be continued improvement in the global economic picture. This would reduce anxiety and uncertainty about the U.S. market, primarily by reducing the fears of unexpected events from abroad. We still do not know why foreign impact has been minimal this past 18 months, but we still worry about it. Investors may find that an environment with little to fear from inflation, no recession on the horizon, and jobs available for the asking creates an atmosphere where the significant valuation gap between large growth companies and the remainder of the market begins to narrow. We would feel more comfortable with the long-term prospects of this market if there were more balance.

*Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**The S&P/Barra Value Index is constructed by sorting the S&P 500 based on their price/book ratios, with the low price/book companies forming the index. This index is unmanaged, and investments cannot be made in an index.

***Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

VISION GROWTH AND INCOME FUND

The Vision Growth and Income Fund's results over the past fiscal year reflected a difficult market for mid-cap stocks. For the fiscal year ended April 30, 1999, the fund's total return was (9.26%), based on net asset value, or (14.26%) adjusted for the fund's sales charge.* The Lipper Mid-Cap Fund Average generated a return of 5.00%, while the Standard & Poor's 500 Index ("S&P 500") returned 21.83% and the Russell Midcap Value Index returned 1.90% for the same period.**

The fund's performance suffered during fiscal 1999 mainly due to the small number of larger cap stocks that accounted for a disproportionately large percentage of the overall market's return. The majority of U.S. stocks underperformed the S&P 500. Sector selection added to the fund's performance during fiscal 1999, particularly an overweighting in technology and an underweighting in utilities. Stock selection was problematic, with many of our companies going unrecognized by the market for positive earnings and strong fundamentals. The market seemingly ignored valuation, with "expensive" stocks significantly outperforming "inexpensive" stocks.

Mid-sized companies continued to make up the majority of the fund's holdings due to our expectations for strong earnings growth as well as for their relative valuations. The mid-cap sector of the U.S. equity market lagged the performance of large mega-cap stocks as represented by the S&P 500. The length of relative underperformance of mid-cap versus large-cap stocks has now surpassed that experience during all other previous time periods. Towards the conclusion of fiscal 1999 and particularly during April 1999, mid-cap stocks outperformed large-cap stocks. This benefited the fund's performance. We are cautiously optimistic that the change in the market's tenor experienced in April 1999 will continue into fiscal 2000. A broadening of the market as well as a shift in emphasis from growth to value should benefit the fund.

Looking forward to fiscal 2000, we continue to believe that mid-caps exhibit attractive investment opportunities. Earnings are projected to exhibit growth, valuations are compelling and investors remain underexposed to the asset class. During fiscal 1999, we experienced several takeovers/mergers (either announced or completed) including Banker's Trust, Bank of Boston, KNEnergy and Consolidated Natural Gas. This demonstrated the attractiveness of many of our holdings. We believe that we will continue to see this type of activity going forward.

The fund looks to invest primarily in quality mid-sized companies that have earnings growth and sell at attractive relative valuations. Industries that are expected to benefit from major secular trends, such as changing demographics, new and increased uses of technology or corporate outsourcing are emphasized. We also look to invest in companies with a competitive advantage such as branding or patent protection. Principal appreciation is the primary goal of the fund, though income is considered important.

*Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. These indices are unmanaged, and investments cannot be made in an index.

While we have concerns regarding fiscal 2000, including some issues concerning Y2K, we believe that, overall, the positives continue to outweigh the negatives. The federal budget is in a surplus. Inflation remains subdued. The U.S. economy appears to be in good shape, driven by consumer spending. Mergers and acquisitions continue at a brisk pace. Companies continue to buy back large amounts of their own stock. Demographics, including retirement and other savings by baby boomers, continue to provide liquidity. New products and innovations abound. New technologies continue to enhance productivity. The world economies appear to have stabilized and in some cases have begun to exhibit improvement.

Overall, we remain constructive on the market's potential, especially for mid-caps. Though a "correction" could occur at any time, particularly as we get closer to calendar year end 1999, and the hype surrounding Y2K increases, we would consider this "normal," and not the initial stage of protracted bear market. We look for U.S. equities to continue to exhibit positive total returns. We are constantly identifying exciting and attractive investment opportunities for the fund. We are encouraged by the recent relative performance of value and mid-cap stocks and hope for further positive results.

VISION CAPITAL APPRECIATION FUND

The Vision Capital Appreciation Fund provided a total return of (22.67%), based on net asset value, or (26.92%) adjusted for the fund's sales charge for the twelve month period ended April 30, 1999.* The Russell Midcap Growth Index** benchmark returned 12.34% over the same period. Since inception, performance has declined somewhat due to the difficult market for smaller companies during this past year. Investors in the fund should focus on a long-term investment horizon and recognize that mid-cap growth stocks tend to trade differently than the Standard & Poor's 500 Index (S&P 500).*** The valuation gap between the smaller companies and the S&P 500 is so great that it is reasonable to expect that some degree of catch-up will occur in the near future. The mid-cap universe that we follow has continued to produce excellent earnings and growth in an environment where investors have overlooked these companies.

The narrowly focused market of the past year has had some carryover into 1999. January and February 1999 continued in line with the market of last year. Large capitalization growth companies continued to dominate, receiving most of the investment flows from individuals, while other areas languished. Could this market have become any more narrowly focused? It did! It may have looked subtle, but, for a number of weeks, ten stocks that are, for the most part, infant companies in the Internet business, became the focus of the growing volume of day traders. This type of focused market is not a good sign and may be a precursor to a significant correction or a rotation to new leadership. Leadership rotations typically look like a correction because a significant portion of the investing public realizes some time later that they are now in the out-of-favor sectors of the market. The toughest call is to determine if the shift is real and, if so, how long in duration. If this market broadens and shifts in the direction of smaller companies or value stocks, there will be significant pain and soul searching before investors adapt to the new market leadership. A broader market should significantly benefit the fund.

While the S&P 500 had a stellar year, most investors that invest in S&P-type stocks had somewhat lower returns. The index has become dominated by 20 of the largest companies that have generated a significant portion of the performance. This was also true of the Russell Midcap Growth Index. The driving force behind this index was the Internet stocks. These companies have little or no earnings and most will not have earnings in the coming 2-4 years. The concept, however, has been stronger than the fundamentals. There is little doubt that the Internet will change how we live and do business, but we still cannot identify who the survivors will be when the dust settles.

The U.S. economy remains healthy with inflation and unemployment at moderately low levels. Fears of weaker corporate profits in a potentially weaker economic environment have had investors worried.

*Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**The Russell Midcap Growth Index measures the performance of those Russell
 Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. This index is unmanaged, and investments cannot be made in an index.

***The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. This index is unmanaged, and investments cannot be made in an index.

Business investment remains strong, with equipment expenditures at cyclical highs. We would suspect, however, that technology spending is slowing. Our concern is that a substantial portion of technology spending has been in anticipation of Y2K and that that spending has, for the most part, been completed. A spending gap could last into the first half of 2000 before a new wave of long-term technology needs produces sufficient demand.

The best scenario for the continued health of this market would be an improvement in the global economic picture. This would reduce anxiety and uncertainty about the U.S. market, primarily by reducing the fears of unexpected events from abroad. We still do not know why the foreign impact has been minimal this past 18 months, but we still worry about it. Investors may find that an environment with little to fear from inflation, no recession on the horizon, and jobs available for the asking creates an atmosphere where the significant valuation gap between large growth companies and the remainder of the market begins to narrow. We would feel more comfortable with the long-term prospects of this market if there were more balance.

VISION U.S GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------

      GROWTH OF $10,000 INVESTED IN VISION U.S. GOVERNMENT SECURITIES FUND

  The graph below illustrates the hypothetical investment of $10,000* in the Vision U.S. Government Securities Fund (the "Fund") from September 22, 1993 (start of performance) to April 30, 1999, compared to the Lehman Brothers Aggregate Bond Index ("LBABI").+

               "Graphic representation "A" omitted. See Appendix."

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBABI has been adjusted to reflect reinvestment of interest on securities in the index.

**Total returns quoted reflect all applicable sales charges.

+The LBABI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------
      GROWTH OF $10,000 INVESTED IN VISION NEW YORK MUNICIPAL INCOME FUND

  The graph below illustrates the hypothetical investment of $10,000* in the Vision New York Municipal Income Fund (the "Fund") from September 22, 1993 (start of performance) to April 30, 1999, compared to the Lehman Brothers New York Tax-Exempt Index ("LBNYTEI").+

               "Graphic representation "B" omitted. See Appendix."

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBNYTEI has been adjusted to reflect reinvestment of interest on securities in the index.

**Total returns quoted reflect all applicable sales charges.

+The LBNYTEI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

VISION EQUITY INCOME FUND

--------------------------------------------------------------------------------

            GROWTH OF $10,000 INVESTED IN VISION EQUITY INCOME FUND

  The graph below illustrates the hypothetical investment of $10,000* in the Vision Equity Income Fund (the "Fund") from September 26, 1997 (start of performance) to April 30, 1999, compared to the Standard and Poor's 500 Index ("S&P 500") and the Standard & Poor's 500/Barra Value Index ("S&P BV")+

               "Graphic representation "C" omitted. See Appendix."

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the S&P BV have been adjusted to reflect reinvestment of dividends on securities in the indices. The investment adviser has elected to change the broad-based market index of the Fund from the S&P 500 to the S&P BV. The S&P BV is more representative of the securities typically held by the Fund.

**Total returns quoted reflect all applicable sales charges.

+The S&P 500 and the S&P BV are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indices are unmanaged.

VISION GROWTH AND INCOME FUND

--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTED IN VISION GROWTH AND INCOME FUND

  The graph below illustrates the hypothetical investment of $10,000* in the Vision Growth and Income Fund (the "Fund") from November 29, 1993 (start of performance) to April 30, 1999, compared to the Standard and Poor's 500 Index ("S&P 500") and the Russell Midcap Value Index ("RMVI").+

               "Graphic representation "D" omitted. See Appendix."

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550) which was effective on November 29, 1993. Effective July 1, 1996, the maximum sales charge was increased to 5.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the RMVI have been adjusted to reflect reinvestment of dividends on securities in the indices. The investment adviser has elected to change the broad-based market index of the Fund from the S&P 500 to the RMVI. The RMVI is more representative of the securities typically held by the Fund.

**On July 1, 1996 the sales charge for the Vision Growth and Income Fund changed to 5.50%. The start of performance total return is based on the original 4.50% sales charge. The 1-year total return reflects the current 5.50% sales charge. The remainder of the total returns reflect a 4.50% sales charge.

+The S&P 500 and the RMVI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indices are unmanaged.

VISION CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------

         GROWTH OF $10,000 INVESTED IN VISION CAPITAL APPRECIATION FUND

  The graph below illustrates the hypothetical investment of $10,000* in the Vision Capital Appreciation Fund (the "Fund") from July 3, 1996 (start of performance) to April 30, 1999, compared to the Russell Midcap Growth Index ("RMGI").+

               "Graphic representation "E" omitted. See Appendix."

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total returns quoted reflect all applicable sales charges.

+The RMGI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

VISION U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1999

--------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                                            VALUE

 ---------- ---------------------------------------------------   -----------
 ASSET-BACKED SECURITIES--0.6%

 --------------------------------------------------------------
 $   70,280 Provident Bank Home Equity Loan Trust 1996-1, Class
            A1, 7.600%, 10/25/2012                                $    71,654
            ---------------------------------------------------
    113,482 The Money Store Home Equity Trust 1992-C, Class A1,
            6.200%, 10/15/2017                                        114,048

            ---------------------------------------------------
    217,902 The Money Store Home Equity Trust 1994-C, Class A4,
            7.800%, 10/15/2021                                        222,097

            ---------------------------------------------------   -----------
            TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST
            $404,542)                                                 407,799

            ---------------------------------------------------   -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS--11.6%

 --------------------------------------------------------------
     55,000 FHLMC Series 1686-PJ, REMIC, 5.000%, 2/15/2024             49,513
            ---------------------------------------------------
    974,000 FHLMC Series 20-H, REMIC, 5.500%, 10/25/2023              887,801
            ---------------------------------------------------
     19,089 FHLMC Series 1598-E, REMIC, 5.600%, 11/15/2005             19,094
            ---------------------------------------------------
     26,512 FHLMC Series 1697-PG, REMIC, 5.800%, 4/15/2006             26,543
            ---------------------------------------------------
    105,000 FHLMC Series 1637-GA, REMIC, 5.800%, 6/15/2023            102,278
            ---------------------------------------------------
     15,170 FHLMC Series 136-E, REMIC, 6.000%, 4/15/2021               14,867
            ---------------------------------------------------
    160,000 FHLMC Series 1534-H, REMIC, 6.000%, 1/15/2023             157,027
            ---------------------------------------------------
    583,000 FHLMC Series 23-PK, REMIC, 6.000%, 11/25/2023             554,783
            ---------------------------------------------------
    279,000 FHLMC Series 1577-PK, REMIC, 6.500%, 9/15/2023            279,876
            ---------------------------------------------------
    176,000 FHLMC Series 1644-K, REMIC, 6.750%, 12/15/2023            173,320
            ---------------------------------------------------
    250,000 FHLMC Series 1455-H, REMIC, 7.000%, 6/15/2021             253,490
            ---------------------------------------------------
     58,000 FHLMC Series 33-H, REMIC, 7.500%, 6/25/2023                60,094
            ---------------------------------------------------
    597,000 FHLMC Series 42-I, REMIC, 8.000%, 10/17/2024              617,268
            ---------------------------------------------------
     70,062 FNMA Series 1994-22-A, REMIC, 5.000%, 3/25/2022            69,252
            ---------------------------------------------------
     42,000 FNMA Series 1993-38-L, REMIC, 5.000%, 8/25/2022            39,609
            ---------------------------------------------------
    152,000 FNMA Series 1994-3-PL, REMIC, 5.500%, 1/25/2024           141,436
            ---------------------------------------------------
    788,000 FNMA Series 1992-136-PJ, REMIC, 6.000%, 5/25/2021         778,591

            ---------------------------------------------------
    111,000 FNMA Series 1993-198-K, REMIC, 6.000%, 12/25/2022         107,693

            ---------------------------------------------------

VISION U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                                              VALUE

 ---------- -----------------------------------------------------   -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED

 ----------------------------------------------------------------
 $  940,000 FNMA Series 1994-36-GA, REMIC, 6.500%, 2/25/2020        $   952,493
            -----------------------------------------------------
     26,000 FNMA Series 1993-160-PK, REMIC, 6.500%, 11/25/2022           26,253
            -----------------------------------------------------
    175,000 FNMA Series 1993-223-C, REMIC, 6.500%, 5/25/2023            176,612
            -----------------------------------------------------
    395,000 FNMA Series 1993-113-PK, REMIC, 6.500%, 7/25/2023           381,578
            -----------------------------------------------------
    554,000 FNMA Series 1993-127-H, REMIC, 6.500%, 7/25/2023            542,532
            -----------------------------------------------------
    297,000 FNMA Series 1993-252-N, REMIC, 6.500%, 8/25/2023            294,969
            -----------------------------------------------------
    155,000 FNMA Series 1993-202-J, REMIC, 6.500%, 11/25/2023           154,865
            -----------------------------------------------------
    181,000 FNMA Series 1994-55-H, REMIC, 7.000%, 3/25/2024             186,915
            -----------------------------------------------------
     50,000 FNMA Series G93-1-HA, REMIC, 7.500%, 2/25/2021               50,777
            -----------------------------------------------------
    307,000 FNMA Series 1992-131, REMIC, 8.000%, 1/25/2022              316,898
            -----------------------------------------------------   -----------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED
            COST $7,096,792)                                          7,416,427

            -----------------------------------------------------   -----------
 CORPORATE BONDS--16.9%

 ----------------------------------------------------------------
    105,000 AON Corp., 6.875%, 10/1/1999                                105,705
            -----------------------------------------------------
    500,000 Bay State Gas Co., 9.200%, 6/6/2011                         602,995
            -----------------------------------------------------
    180,000 BellSouth Telecommunications, Inc., 5.850%,

            11/15/2045                                                  181,346

            -----------------------------------------------------
  1,000,000 Boeing Co., 6.625%, 2/15/2038                               948,990
            -----------------------------------------------------
    250,000 Cargill, Inc., 6.875%, 5/1/2028                             242,475
            -----------------------------------------------------
    100,000 Countrywide Home Loans, Inc., 6.510%, 2/11/2005             100,098
            -----------------------------------------------------
    450,000 Countrywide Home Loans, Inc., 7.200%, 10/30/2006            465,872
            -----------------------------------------------------
    800,000 Delmarva Power and Light Co., 8.500%, 2/1/2022              869,136
            -----------------------------------------------------
    250,000 First Union National Bank, Charlotte, N.C., 6.180%,
            2/15/2036                                                   249,285

            -----------------------------------------------------
    160,000 Ford Motor Credit Corp., 6.375%, 12/15/2005                 161,392
            -----------------------------------------------------
     59,000 Fortune Brands, Inc., 8.625%, 11/15/2021                     71,059
            -----------------------------------------------------
    150,000 GTE North, Inc., 8.500%, 12/15/2031                         164,967
            -----------------------------------------------------
    100,000 General Electric Capital Corp., 8.300%, 9/20/2009           115,847
            -----------------------------------------------------
     50,000 Loews Corp., 8.875%, 4/15/2011                               57,527
            -----------------------------------------------------
    150,000 Monsanto Co., 6.110%, 2/3/2005                              149,091
            -----------------------------------------------------
  1,680,141 NYNEX Corp., 9.550%, 5/1/2010                             1,949,854
            -----------------------------------------------------

VISION U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                                            VALUE

 ---------- ---------------------------------------------------   -----------
 CORPORATE BONDS--CONTINUED

 --------------------------------------------------------------
 $  500,000 New Plan Realty Trust, 6.800%, 5/15/2002              $   494,830
            ---------------------------------------------------
    800,000 Ohio National Life Insurance Co., 8.500%, 5/15/2026       884,800

            ---------------------------------------------------
    150,000 PG&E Gas Transmission Northwest, 7.800%, 6/1/2025         143,283

            ---------------------------------------------------
    100,000 Pennsylvania Power & Light Co., 8.500%, 5/1/2022          107,335
            ---------------------------------------------------
    307,000 Philip Morris Cos., Inc., 8.375%, 1/15/2017               318,528
            ---------------------------------------------------
  1,000,000 Potomac Edison Co., 8.000%, 6/1/2006                    1,026,780
            ---------------------------------------------------
     60,000 Potomac Electric Power Co., 8.500%, 5/15/2027              64,954
            ---------------------------------------------------
    125,000 Public Service Co. Colo, 8.750%, 3/1/2022                 137,338
            ---------------------------------------------------
    125,000 Rochester Gas & Electric Corp., 9.375%, 4/1/2021          136,290
            ---------------------------------------------------
    225,000 Virginia Electric Power Co., 8.250%, 3/1/2025             242,961
            ---------------------------------------------------
    415,000 Virginia Electric Power Co., 8.750%, 4/1/2021             433,779
            ---------------------------------------------------
    370,000 Weingarten Realty Investors, 6.650%, 7/12/2027            375,147
            ---------------------------------------------------   -----------
            TOTAL CORPORATE BONDS (IDENTIFIED COST $10,592,028)    10,801,664

            ---------------------------------------------------   -----------
 GOVERNMENT AGENCIES--20.2%

 --------------------------------------------------------------
     50,000 FHLB System, 6.561%, 1/30/2003                             50,163
            ---------------------------------------------------
     50,000 FHLB System, 7.140%, 6/6/2001                              51,740
            ---------------------------------------------------
    175,000 FHLMC, 6.943%, 3/21/2007                                  185,701
            ---------------------------------------------------
     20,138 FHLMC, 8.200%, 9/15/2007                                   20,313
            ---------------------------------------------------
    202,516 FHLMC, 9.875%, 3/15/2009                                  213,644
            ---------------------------------------------------
    216,582 FHLMC, 10.250%, 3/15/2009                                 225,694
            ---------------------------------------------------
     50,000 FNMA, 5.125%, 2/13/2004                                    48,961
            ---------------------------------------------------
    500,000 HUD, 6.590%, 8/1/2000                                     507,477
            ---------------------------------------------------
    910,000 HUD, 6.930%, 8/1/2013                                     940,866
            ---------------------------------------------------
    500,000 HUD, 7.140%, 8/1/2007                                     525,510
            ---------------------------------------------------
  1,200,000 HUD, 7.660%, 8/1/2015                                   1,262,388
            ---------------------------------------------------
    700,000 HUD, 9.100%, 8/1/2000                                     731,003
            ---------------------------------------------------
    500,000 Private Export Funding Corp., 6.490%, 7/15/2007           516,990
            ---------------------------------------------------
     75,000 Private Export Funding Corp., 7.950%, 11/1/2006            82,122
            ---------------------------------------------------

VISION U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                                         VALUE

 ---------- ------------------------------------------------   -----------
 GOVERNMENT AGENCIES--CONTINUED

 -----------------------------------------------------------
 $  959,837 Small Business Administration, 5.600%, 9/1/2008    $   939,738
            ------------------------------------------------
  1,831,840 Small Business Administration, 6.700%, 12/1/2016     1,853,602

            ------------------------------------------------
  4,552,255 Small Business Administration, 6.950%, 11/1/2016     4,651,858

            ------------------------------------------------
    103,054 Small Business Administration, 8.850%, 8/1/2011        111,106

            ------------------------------------------------
     50,000 Tennessee Valley Authority, 6.000%, 11/1/2000           50,463
            ------------------------------------------------   -----------
            TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
            $13,062,479)                                        12,969,339

            ------------------------------------------------   -----------
 GOVERNMENTS/AGENCIES--3.2%

 -----------------------------------------------------------
  1,944,000 Israel AID, 6.800%, 2/15/2012 (IDENTIFIED COST
            $2,119,542)                                          2,050,978

            ------------------------------------------------   -----------
 MORTGAGE BACKED SECURITIES--14.4%

 -----------------------------------------------------------
    233,163 FHLMC, 7.000%, 11/1/2007                               236,005
            ------------------------------------------------
    213,427 FHLMC, 7.000%, 7/1/2008                                216,028
            ------------------------------------------------
    432,374 FHLMC, 7.000%, 8/1/2008                                437,645
            ------------------------------------------------
    163,051 FHLMC, 7.000%, 11/1/2010                               166,872
            ------------------------------------------------
     93,874 FHLMC, 7.000%, 11/1/2017                                95,634
            ------------------------------------------------
     20,755 FHLMC, 7.250%, 1/1/2005                                 21,157
            ------------------------------------------------
     70,948 FHLMC, 7.250%, 11/1/2009                                72,323
            ------------------------------------------------
     47,464 FHLMC, 7.500%, 7/1/2007                                 48,725
            ------------------------------------------------
    242,278 FHLMC, 7.500%, 3/1/2008                                248,713
            ------------------------------------------------
    120,226 FHLMC, 7.500%, 6/1/2008                                123,532
            ------------------------------------------------
     44,139 FHLMC, 7.500%, 11/1/2009                                45,312
            ------------------------------------------------
    127,002 FHLMC, 7.500%, 12/1/2010                               130,375
            ------------------------------------------------
     39,341 FHLMC, 7.500%, 3/1/2017                                 40,730
            ------------------------------------------------
     51,085 FHLMC, 8.000%, 5/1/2002                                 52,278
            ------------------------------------------------
     14,070 FHLMC, 8.000%, 5/1/2006                                 14,448
            ------------------------------------------------
     10,945 FHLMC, 8.000%, 3/1/2007                                 11,315
            ------------------------------------------------
     60,021 FHLMC, 8.000%, 9/1/2007                                 62,328
            ------------------------------------------------
    420,175 FHLMC, 8.000%, 11/1/2008                               436,327
            ------------------------------------------------
     48,040 FHLMC, 8.000%, 1/1/2010                                 49,511
            ------------------------------------------------

VISION U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                 VALUE

 ---------- ------------------------   -----------
 MORTGAGE BACKED SECURITIES--

 CONTINUED

 -----------------------------------
 $   77,212 FHLMC, 8.000%, 12/1/2010   $    80,180
            ------------------------
     41,615 FHLMC, 8.250%, 12/1/2007        43,429

            ------------------------
     95,101 FHLMC, 8.250%, 5/1/2008         97,983

            ------------------------
     56,509 FHLMC, 8.250%, 5/1/2009         59,043

            ------------------------
     79,936 FHLMC, 8.250%, 8/1/2009         83,520

            ------------------------
     31,077 FHLMC, 8.500%, 6/1/2002         31,903

            ------------------------
    253,492 FHLMC, 8.500%, 7/1/2004        260,541

            ------------------------
     30,634 FHLMC, 8.500%, 4/1/2006         32,155

            ------------------------
     89,809 FHLMC, 8.500%, 9/1/2009         93,514

            ------------------------
     23,286 FHLMC, 8.750%, 8/1/2008         23,868

            ------------------------
     28,785 FHLMC, 9.000%, 3/1/2002         29,555

            ------------------------
      9,694 FHLMC, 9.000%, 9/1/2019         10,330

            ------------------------
    110,374 FHLMC, 9.250%, 6/1/2002        113,185

            ------------------------
     30,772 FHLMC, 10.500%, 3/1/2001        31,320

            ------------------------
    545,771 FNMA, 6.000%, 5/1/2009         542,016

            ------------------------
     41,861 FNMA, 6.000%, 1/1/2014          40,958
            ------------------------
    100,953 FNMA, 6.500%, 4/1/2004         101,868

            ------------------------
     27,562 FNMA, 6.750%, 12/1/2006         27,674

            ------------------------
     97,196 FNMA, 7.500%, 11/1/2009        100,036

            ------------------------
     78,845 FNMA, 8.000%, 4/1/2002          81,097
            ------------------------
    191,069 FNMA, 8.000%, 1/1/2006         196,503

            ------------------------
    203,699 FNMA, 8.000%, 1/1/2010         211,910

            ------------------------
    101,883 FNMA, 8.250%, 7/1/2009         106,467

            ------------------------
     73,024 FNMA, 8.500%, 10/1/2002         75,328

            ------------------------
     58,006 FNMA, 8.500%, 3/1/2012          61,070
            ------------------------
     93,794 FNMA, 8.750%, 5/1/2010          99,392
            ------------------------
     28,283 FNMA, 9.000%, 12/1/2002         29,202

            ------------------------
     75,245 FNMA, 9.000%, 10/1/2006         78,090

            ------------------------

VISION U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                 VALUE

 ---------- ------------------------   -----------
 MORTGAGE BACKED SECURITIES--

 CONTINUED

 -----------------------------------
 $   82,801 FNMA, 9.750%, 9/1/2017     $    89,464
            ------------------------
     87,260 GNMA, 6.500%, 9/15/2002         87,042

            ------------------------
     21,955 GNMA, 7.250%, 2/15/2005         22,436

            ------------------------
     40,577 GNMA, 7.250%, 3/15/2005         41,464

            ------------------------
     64,413 GNMA, 7.250%, 3/15/2005         65,822

            ------------------------
     14,684 GNMA, 7.250%, 7/15/2005         15,006

            ------------------------
      9,942 GNMA, 7.250%, 10/15/2005        10,190

            ------------------------
     33,958 GNMA, 7.250%, 11/15/2005        34,701

            ------------------------
     53,331 GNMA, 7.500%, 12/15/2005        55,115

            ------------------------
     53,980 GNMA, 7.500%, 6/20/2007         56,241

            ------------------------
     41,805 GNMA, 8.000%, 6/15/2006         43,412

            ------------------------
     28,557 GNMA, 8.000%, 8/15/2006         29,610

            ------------------------
     54,420 GNMA, 8.000%, 9/15/2006         56,512

            ------------------------
    212,828 GNMA, 8.000%, 11/15/2006       222,340

            ------------------------
    660,397 GNMA, 8.000%, 9/15/2007        692,796

            ------------------------
    178,281 GNMA, 8.000%, 10/15/2007       186,750

            ------------------------
     99,089 GNMA, 8.000%, 12/15/2009       102,970

            ------------------------
    166,077 GNMA, 8.000%, 2/15/2010        173,620

            ------------------------
    145,699 GNMA, 8.000%, 12/15/2016       153,394

            ------------------------
     43,832 GNMA, 8.000%, 7/15/2024         45,667

            ------------------------
     97,607 GNMA, 8.250%, 6/15/2008        103,006

            ------------------------
     54,776 GNMA, 8.375%, 4/15/2010         57,210

            ------------------------
    533,786 GNMA, 8.500%, 9/15/2008        562,643

            ------------------------
    188,865 GNMA, 8.500%, 10/20/2009       196,833

            ------------------------
     39,987 GNMA, 8.750%, 2/15/2002         41,198

            ------------------------
     75,235 GNMA, 9.000%, 4/15/2001         77,084

            ------------------------
     17,868 GNMA, 9.000%, 4/15/2001         18,288

            ------------------------
     12,474 GNMA, 9.000%, 5/15/2001         12,781

            ------------------------

VISION U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------

  PRINCIPAL

   AMOUNT                                                              VALUE

 ----------- ----------------------------------------------------   -----------
 MORTGAGE BACKED SECURITIES--CONTINUED

 ----------------------------------------------------------------
 $   443,323 GNMA, 9.000%, 4/20/2023                                $   474,772
             ----------------------------------------------------
     214,045 GNMA, 9.000%, 10/20/2024                                   228,827
             ----------------------------------------------------   -----------
             TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST
             $9,365,402)                                              9,208,589

             ----------------------------------------------------   -----------
 MUNICIPALS--11.0%

 ----------------------------------------------------------------
     225,000 Chicago, IL Public Building Commission, 7.000%,
             1/1/2007                                                   239,917
             ----------------------------------------------------
     250,000 Connecticut Development Authority, 8.550%, 8/15/2008       275,100

             ----------------------------------------------------
     265,000 Connecticut Municipal Electric Energy Cooperative,
             5.700%, 1/1/2004                                           262,202

             ----------------------------------------------------
      55,000 Connecticut State HEFA, 7.070%, 11/1/2001                   55,495
             ----------------------------------------------------
     100,000 Greater Orlando (FL) Aviation Authority, 8.250%,
             10/1/2004                                                  109,981
             ----------------------------------------------------
     370,000 HUD 89A Caguas, 8.750%, 8/1/1999                           373,308
             ----------------------------------------------------
     250,000 HUD 92A Detroit, 7.120%, 8/1/2001                          257,855
             ----------------------------------------------------
     270,000 HUD 94A Atlanta, 6.760%, 8/1/2006                          276,656
             ----------------------------------------------------
     360,000 HUD 94A Atlanta, 6.930%, 8/1/2009                          369,108
             ----------------------------------------------------
     200,000 Miami, FL, 8.650%, 7/1/2019                                248,960
             ----------------------------------------------------
   3,100,000 Minneapolis/St. Paul, MN Airport Commission, 8.950%,
             1/1/2022                                                 3,404,544

             ----------------------------------------------------
     900,000 New Jersey State, 8.350%, 8/1/2010                         961,929
             ----------------------------------------------------
     100,000 New York City, NY, 10.500%, 11/15/2012                     113,060
             ----------------------------------------------------
      80,000 New York City, NY, 9.900%, 2/1/2015                         89,480
             ----------------------------------------------------   -----------
             TOTAL MUNICIPALS (IDENTIFIED COST $7,130,065)            7,037,595
             ----------------------------------------------------   -----------
 U.S. TREASURY BONDS--15.4%

 ----------------------------------------------------------------
   1,000,000 14.000%, 11/15/2011                                      1,512,570
             ----------------------------------------------------
   1,000,000 6.125%, 11/15/2027                                       1,033,260
             ----------------------------------------------------
   5,500,000 8.750%, 8/15/2020                                        7,354,325
             ----------------------------------------------------   -----------
             TOTAL U.S. TREASURY (IDENTIFIED COST $10,306,641)        9,900,155

             ----------------------------------------------------   -----------

VISION U.S. GOVERNMENT SECURITIES FUND

-------------------------------------------------------------------------------

  SHARES                                                             VALUE

 --------- ----------------------------------------------------   -----------
 MUTUAL FUND SHARES--2.9%

 --------------------------------------------------------------
 1,837,604 SSGA US Government Money Market Fund, 4.530% (AT NET
           ASSET VALUE)                                           $ 1,837,604
           ----------------------------------------------------   -----------
           TOTAL INVESTMENTS (IDENTIFIED COST $61,915,095)(A)     $61,630,150

           ----------------------------------------------------   -----------

(a) The cost of investments for federal tax purposes amounts to $61,915,095. The net unrealized depreciation of investments on a federal tax basis amounts to $284,945 which is comprised of $659,934 appreciation and $944,879 depreciation at April 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
     ($64,099,958) at April 30, 1999.

The following acronyms are used throughout this portfolio:

HEFA--Health and Education Facilities Authority
REMIC--Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

VISION NEW YORK MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1999

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--97.3%

 --------------------------------------------------------
            NEW YORK--96.7%

            ---------------------------------------------
 $   45,000 34th Street Partnership, Inc., NY, 5.50%
            (Original Issue Yield: 5.613%), 1/1/2023          A1    $    45,929
            ---------------------------------------------
    200,000 Albany, NY Housing Authority, Revenue Bond,

            5.20% (KeyBank, N.A. LOC), 12/1/2013              Aa3       199,586
            ---------------------------------------------
    150,000 Albany, NY Housing Authority, Revenue Bonds,

            5.40% (KeyBank, N.A. LOC), 12/1/2018              Aa3       149,632
            ---------------------------------------------
    200,000 Albany, NY Housing Authority, Revenue Bonds,

            5.50% (KeyBank, N.A. LOC), 12/1/2028              Aa3       199,410
            ---------------------------------------------
     25,000 Alden Central School District, NY, GO UT, 6.25% (AMBAC
            INS)/(Original Issue Yield:

            6.40%), 6/15/2009                                 AAA        29,089

            ---------------------------------------------
    525,000 Allegany County, NY IDA, Revenue Bonds,
            6.625% (Atlantic Richfield Co.)/(Original

            Issue Yield: 6.625%), 9/1/2016/(AMT)               A        565,919

            ---------------------------------------------
     25,000 Amherst, NY, GO UT, 6.20% (FGIC

            INS)/(Original Issue Yield: 6.00%), 4/1/2002      AAA        26,754

            ---------------------------------------------
     10,000 Batavia, NY, GO UT Bonds, 6.55% (MBIA

            INS)/(Original Issue Yield: 6.60%), 5/1/2005      AAA        11,340

            ---------------------------------------------
     25,000 Beacon, NY City School District, GO UT, 5.10%

            (Original Issue Yield: 5.25%), 7/15/2006          AAA        26,521

            ---------------------------------------------
    100,000 Brighton, NY Central School District, GO UT,

            5.40% (Original Issue Yield: 5.55%), 6/1/2011     AAA       106,486
            ---------------------------------------------
     10,000 Brighton, NY, 8.00% (MBIA INS), 10/15/2002        AAA        11,382
            ---------------------------------------------
     50,000 Brockport, NY Central School District, GO UT,
            5.40% (Original Issue Yield: 5.55%),

            6/15/2011                                         AAA        53,271

            ---------------------------------------------
     50,000 Broome County, NY, Certificate of
            Participation, 5.25% (MBIA INS)/(Original

            Issue Yield: 5.578%), 4/1/2022                    AAA        50,532

            ---------------------------------------------
     70,000 Buffalo & Fort Erie, NY Public Bridge
            Authority, 6.00% (MBIA INS)/(Original Issue

            Yield: 5.05%), 1/1/2004                           AAA        76,200

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $   25,000 Byron Bergen NY Central School District, GO

            UT School Improvement Bonds, 6.00%, 6/15/2003     A3    $    27,046
            ---------------------------------------------
     25,000 Camden, NY Central School District, GO UT School Improvement Bonds,
            7.10% (AMBAC INS),

            6/15/2006                                         AAA        29,430

            ---------------------------------------------
     30,000 Canandaigua, NY City School District, GO UT,

            7.15% (United States Treasury PRF), 6/1/2003      AAA        31,793
            ---------------------------------------------
     10,000 Canandaigua, NY, GO UT, 8.80% (Original Issue

            Yield: 9.30%), 3/1/2005                           A2         12,358

            ---------------------------------------------
     30,000 Carmel, NY, 6.30%, 11/15/2011                     A1         35,341
            ---------------------------------------------
     25,000 Chautauqua County, NY, 7.30% (FGIC INS),

            4/1/2006                                          AAA        29,614

            ---------------------------------------------
     50,000 Chautauqua County, NY, GO UT, 6.40% (FGIC

            INS)/(Original Issue Yield: 6.30%), 9/15/2004     AAA        55,988

            ---------------------------------------------
    100,000 Cheektowaga, NY Central School District, GO UT, 5.875% (FGIC
            INS)/(Original Issue Yield:

            5.95%), 6/1/2014                                  Aaa       109,112

            ---------------------------------------------
     25,000 Cheektowaga, NY, GO UT, 5.65%, 8/15/2005          A1         27,173
            ---------------------------------------------
     50,000 Cheektowaga, NY, GO UT, 6.55%, 10/15/2008         A1         58,645
            ---------------------------------------------
     50,000 Cheektowaga-Maryvale, NY Union Free School

            District, GO UT, 6.625% (FGIC INS), 6/15/2008     AAA        59,338
            ---------------------------------------------
     50,000 Chemung County, NY, GO UT, 6.80% (AMBAC

            INS)/(Original Issue Yield: 6.80%), 7/15/2006     AAA        58,134

            ---------------------------------------------
     50,000 Chemung County, NY, GO UT, 6.80% (AMBAC

            INS)/(Original Issue Yield: 6.85%), 7/15/2009     AAA        59,766

            ---------------------------------------------
     25,000 Chenango County, NY, 6.40%, 12/15/2008            A2         29,090
            ---------------------------------------------
     30,000 Cherry Valley Springfield, NY Central School
            District, School Improvement Bonds, 7.80%,

            5/1/2011                                          AAA        39,222

            ---------------------------------------------
    100,000 Chittenango, NY Central School District, GO

            UT, 7.00% (MBIA INS), 6/15/2009                   AAA       121,098
            ---------------------------------------------
     25,000 Churchville Chili, NY Central School
            District, GO UT, 5.50% (FGIC INS)/(Original

            Issue Yield: 5.50%), 6/15/2009                    AAA        27,624

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $          25,000 Clarence, NY Central School District, GO UT, 5.30% (FGIC
            INS)/(Original Issue Yield:

            4.90%), 6/1/2006                                  Aaa   $    26,804
            ---------------------------------------------
     25,000 Clinton, NY Central School District, School

            Improvements, GO UT, 7.30%, 6/15/2008             Aaa        30,778

            ---------------------------------------------
     25,000 Dutchess County, NY, GO UT, 8.50%, 7/15/2007      Aa1        32,235
            ---------------------------------------------
     25,000 East Aurora, NY Union Free School District, GO UT, 5.20% (FGIC
            INS)/(Original Issue

            Yield: 4.80%), 6/15/2006                          Aaa        26,771

            ---------------------------------------------
     25,000 East Bloomfield, NY Central School District,

            7.125% (MBIA INS), 6/15/2004                      AAA        28,727
            ---------------------------------------------
     25,000 East Irondequoit, NY Central School District,

            GO UT, 6.90%, 12/1/2002                           A2         27,632

            ---------------------------------------------
     25,000 East Rochester, NY Union Free School

            District, GO UT, 6.30% (AMBAC INS), 6/15/2003     AAA        27,405
            ---------------------------------------------
     50,000 Endwell, NY, GO UT Fire District Bonds, 7.00%

            (Original Issue Yield: 7.35%), 3/1/2014           A3         60,559

            ---------------------------------------------
     50,000 Erie County, NY Water Authority, Series A, 6.00% (AMBAC
            INS)/(Original Issue Yield:

            7.25%), 12/1/2008                                 AAA        55,574

            ---------------------------------------------
     25,000 Erie County, NY, GO UT General Improvement
            Bonds, 9.60% (MBIA INS)/(Original Issue

            Yield: 9.55%), 10/15/2000                         AAA        27,151

            ---------------------------------------------
     50,000 Erie County, NY, GO UT, 10.00% (MBIA INS),

            10/15/2002                                        AAA        60,055

            ---------------------------------------------
  1,030,000 Essex County, NY IDA, Solid Waste Disposal
            Revenue Bonds (Series A), 5.80%

            (International Paper Co.), 12/1/2019/(AMT)       BBB+     1,055,462

            ---------------------------------------------
     55,000 Evans & Brant, NY Central School District, GO UT, 6.85% (MBIA
            INS)/(Original Issue Yield:

            6.90%), 6/15/2009                                 AAA        66,739

            ---------------------------------------------
     25,000 Fairport, NY Central School District, GO UT,

            5.00% (MBIA INS), 6/15/2003                       AAA        26,227
            ---------------------------------------------
     20,000 Frontier Central School District, NY, Hamburg
            Township, GO UT, 9.50% (MBIA INS)/(Original

            Issue Yield: 9.50%), 6/1/2002                     AAA        23,324

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $          70,000 General Brown Central School District, NY, Brownville &
            Dexter, GO UT, 5.70% (MBIA

            INS)/(Original Issue Yield: 5.80%), 6/15/2014     AAA   $    74,935

            ---------------------------------------------
     25,000 Genesee County, NY, GO UT, 5.30% (FGIC

            INS)/(Original Issue Yield: 5.20%), 8/15/2009     Aaa        26,821

            ---------------------------------------------
     30,000 Genesee County, NY, GO UT, 8.60% (MBIA

            INS)/(Original Issue Yield: 9.25%), 4/1/2003      AAA        35,148

            ---------------------------------------------
     25,000 Greece, NY Central School District, GO UT, 6.00% (FGIC
            INS)/(Original Issue Yield:

            5.55%), 6/15/2004                                 AAA        27,435

            ---------------------------------------------
     25,000 Greece, NY Central School District, GO UT,

            7.00%, 6/15/2010                                  A1         30,532

            ---------------------------------------------
     30,000 Greece, NY, GO UT, 6.25% (AMBAC INS),

            12/1/2007                                         AAA        34,266

            ---------------------------------------------
     50,000 Guilderland, NY, GO UT, 6.40% (FGIC

            INS)/(Original Issue Yield: 6.65%), 9/15/2015     AAA        59,745

            ---------------------------------------------
     25,000 Hamburg Town, NY, GO UT, 6.30% (MBIA
            INS)/(Original Issue Yield: 6.45%),

            11/15/2010                                        AAA        29,504

            ---------------------------------------------
     50,000 Hanover Town, NY, GO UT, 9.80% (MBIA INS),

            9/1/2004                                          AAA        64,136

            ---------------------------------------------
     30,000 Harrison, NY Central School District, GO UT

            Refunding Bonds, 6.70%, 10/1/2007                 A1         35,213

            ---------------------------------------------
     25,000 Hilton Central School District, NY, GO UT,

            6.85%, 6/15/2001                                  A2         26,634

            ---------------------------------------------
    125,000 Holiday Square Housing Development Corp., NY,
            Section 8 Assisted Project, 5.80% (Holiday
            Square Management Co.)/(FNMA COL)/(Original

            Issue Yield: 5.943%), 1/15/2024                   Aaa       128,467

            ---------------------------------------------
     20,000 Holland, NY Central School District, GO UT, 6.00% (FGIC
            INS)/(Original Issue Yield:

            5.50%), 6/15/2003                                 AAA        21,684

            ---------------------------------------------
    100,000 Housing NY Corp., Revenue Bonds, 5.00%

            (Original Issue Yield: 5.65%), 11/1/2018          AA         98,530

            ---------------------------------------------
     25,000 Housing NY Corp., Revenue Refunding Bonds,
            5.00% (Original Issue Yield: 5.60%),

            11/1/2013                                         AA         25,069

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $   15,000 Irondequoit, NY, 6.80% (Original Issue Yield:
            7.20%), 3/1/2011                                  A2    $    18,178
            ---------------------------------------------
     50,000 Ithaca, NY, 6.80%, 5/15/2003                      Aa         55,631
            ---------------------------------------------
     25,000 Ithaca, NY, GO UT, 6.40% (Original Issue

            Yield: 6.80%), 4/1/2009                           Aa3        29,132

            ---------------------------------------------
     50,000 Ithaca, NY, GO UT, 6.625% (Original Issue

            Yield: 6.70%), 7/15/2005                          Aa         57,104

            ---------------------------------------------
  1,215,000 Jamestown, NY Housing Authority, Mortgage
            Revenue Bonds, 6.125% (Bradmar Village

            Project)/(HUD Section 8 LOC), 7/1/2010            A-      1,270,076
            ---------------------------------------------
     30,000 Jamesville-Dewitt, NY Central School
            District, School Improvements, 5.75% (AMBAC

            INS), 6/15/2009                                   AAA        33,344

            ---------------------------------------------
     20,000 Kenmore, NY, GO UT, 6.35% (MBIA INS),

            10/15/2009                                        AAA        23,581

            ---------------------------------------------
     25,000 La Grange, NY, GO UT Public Improvement
            Bonds, 7.70% (AMBAC INS)/(Original Issue

            Yield: 7.75%), 4/15/2006                          AAA        30,195

            ---------------------------------------------
     50,000 Lakewood, NY, GO UT Public Improvement Bonds,

            5.50% (Original Issue Yield: 5.70%), 4/1/2012    Baa1        52,668
            ---------------------------------------------
     25,000 Lancaster Town, NY, GO UT Bonds, 5.30% (FSA

            INS), 6/1/2005                                    AAA        26,816

            ---------------------------------------------
     25,000 Lansing, NY, GO UT, 6.90% (Original Issue

            Yield: 7.10%), 3/15/2009                          A3         29,824

            ---------------------------------------------
     25,000 Le Roy, NY, GO UT, Public Improvements, 7.50%
            (AMBAC INS)/(Original Issue Yield: 7.70%),

            8/15/2006                                         AAA        30,098

            ---------------------------------------------
     25,000 Lewiston Town, NY, GO UT Refunding Bonds, 5.50% (FSA INS)/(Original
            Issue Yield:

            5.55%), 5/1/2014                                  AAA        27,334

            ---------------------------------------------
     25,000 Liverpool Central School District, NY, 7.20%
            (MBIA INS)/(Original Issue Yield: 7.30%),

            10/1/2007                                         AAA        30,045

            ---------------------------------------------
     25,000 Lockport Town, NY, GO UT, 5.45% (FGIC

            INS)/(Original Issue Yield: 5.05%), 9/15/2006     Aaa        27,199

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $1,650,000 Metropolitan Transportation Authority, New
            York, Transit Improvement Revenue Bonds,

            7.00% (MBIA INS), 7/1/2006                        AAA   $ 1,930,550
            ---------------------------------------------
     25,000 Monroe County, NY IDA, Revenue Bonds, 5.80% (Nazareth College)/(MBIA
            INS)/(Original Issue

            Yield: 5.799%), 6/1/2010                          AAA        27,101

            ---------------------------------------------
     50,000 Monroe County, NY, GO UT (Series A), 8.50%

            (Original Issue Yield: 8.75%), 5/1/2000           Aa2        52,512

            ---------------------------------------------
    610,000 Monroe County, NY, GO UT Public Improvement
            Bonds, 6.00% (Original Issue Yield: 5.34%),

            3/1/2016                                          AA        697,267

            ---------------------------------------------
     25,000 Monroe County, NY, GO UT Public Improvement
            Bonds, 6.05% (AMBAC INS)/(United States
            Treasury PRF)/(Original Issue Yield: 6.049%),

            6/1/2004                                          AAA        27,935

            ---------------------------------------------
     25,000 Monroe Woodbury, NY Center School District,

            GO UT, 6.70% (FGIC INS), 11/15/2010               AAA        28,162
            ---------------------------------------------
     50,000 New Paltz, NY Central School District, GO UT

            Bonds, 6.00% (AMBAC INS), 6/15/2008               AAA        56,984
            ---------------------------------------------
     50,000 New York City Housing Development Corp.,
            Revenue Refunding Bonds, 5.85% (FHA INS),

            5/1/2026                                          AA         52,944

            ---------------------------------------------
    100,000 New York City Housing Development Corp.,
            Series A, 7.35% (FHA INS)/(Original Issue

            Yield: 7.349%), 6/1/2019                          AAA       107,765

            ---------------------------------------------
  1,850,000 New York City, NY IDA, 5.85% (Nightingale-
            Bamford School Project)/(Original Issue

            Yield: 5.85%), 1/15/2020                           A      1,951,010

            ---------------------------------------------
  2,160,000 New York City, NY IDA, Revenue Bonds, 5.65% (United Air
            Lines)/(Original Issue Yield:

            5.682%), 10/1/2032                                BB+     2,205,943

            ---------------------------------------------
  1,500,000 New York City, NY IDA, Special Facilities
            Revenue Bonds, 6.90% (American Airlines),

            8/1/2024/(AMT)                                   BBB-     1,647,375

            ---------------------------------------------
    100,000 New York City, NY Transitional Finance
            Authority, Revenue Bonds (Series A), 5.00%

            (Original Issue Yield: 5.13%), 8/15/2013          AA        101,643

            ---------------------------------------------
  1,000,000 New York City, NY, GO UT Public Improvement

            Bonds (Series K), 8.00%, 4/1/2005                 AAA     1,198,730

            ---------------------------------------------
     50,000 New York State Dormitory Authority, (Series
            A), 5.50% (Original Issue Yield: 5.90%),

            5/15/2013                                         A-         53,837

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $1,500,000 New York State Dormitory Authority, Health, Hospital, Nursing Home
            Improvement Revenue Bonds, 5.00% (FSA INS)/(Original Issue Yield:

            5.05%), 1/15/2016                                 AAA   $ 1,501,860
            ---------------------------------------------
    500,000 New York State Dormitory Authority, Health,
            Hospital, Nursing Home Improvement Revenue

            Bonds, 5.10% (AMBAC INS), 2/1/2019                Aaa       496,210
            ---------------------------------------------
  1,125,000 New York State Dormitory Authority, Mental
            Health Services Facilities Improvement

            (Series B), 6.50%, 2/15/2009                      A-      1,283,782

            ---------------------------------------------
  1,550,000 New York State Dormitory Authority, Refunding Revenue Bonds (Series
            A), 5.00% (University of Rochester, NY)/(Original Issue Yield:

            5.15%), 7/1/2018                                  AAA     1,545,164

            ---------------------------------------------
     20,000 New York State Dormitory Authority, Refunding
            Revenue Bonds (Series B), 5.25% (Original

            Issue Yield: 5.75%), 5/15/2019                    A-         20,538

            ---------------------------------------------
     70,000 New York State Dormitory Authority, Refunding
            Revenue Bonds, 5.75% (FGIC INS)/(Original

            Issue Yield: 6.00%), 7/1/2013                     AAA        78,037

            ---------------------------------------------
  1,000,000 New York State Dormitory Authority, Refunding
            Revenue Bonds, 7.00% (FGIC INS)/(Original

            Issue Yield: 7.50%), 7/1/2009                     AAA     1,168,800

            ---------------------------------------------
     20,000 New York State Dormitory Authority, Revenue
            Bonds, 5.00% (Rochester University-Strong

            Memorial Hospital), 7/1/2005                      AAA        21,133

            ---------------------------------------------
    900,000 New York State Dormitory Authority, Revenue

            Bonds, 5.25%, 7/1/2015                            A-        920,952

            ---------------------------------------------
    750,000 New York State Dormitory Authority, Revenue
            Bonds, 5.75% (New York University)/(MBIA

            INS), 7/1/2014                                    AAA       837,720

            ---------------------------------------------
    200,000 New York State Dormitory Authority, Revenue

            Bonds, 5.85% (Arden Hill)/(FHA INS), 8/1/2026     AAA       213,076
            ---------------------------------------------
    485,000 New York State Dormitory Authority, Revenue
            Bonds, 5.85% (Wesley Health System)/(FHA

            INS), 8/1/2026                                    AAA       515,914

            ---------------------------------------------
    100,000 New York State Dormitory Authority, Revenue
            Bonds, 6.00% (Colgate University)/(MBIA

            INS)/(Original Issue Yield: 5.25%), 7/1/2016      AAA       113,983

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $1,000,000 New York State Dormitory Authority, Revenue
            Bonds, 6.05% (Lutheran Center at
            Poughkeepsie)/(Key Bank of New York

            LOC)/(Original Issue Yield: 6.08%), 7/1/2026      Aa3   $ 1,068,430
            ---------------------------------------------
  2,000,000 New York State Dormitory Authority, Revenue

            Bonds, 7.50%, 5/15/2013                           A-      2,543,420

            ---------------------------------------------
     15,000 New York State Dormitory Authority, Revenue Bonds, 7.85% (FHA
            INS)/(Original Issue Yield:

            7.849%), 2/1/2029                                 AAA        15,341

            ---------------------------------------------
    130,000 New York State Dormitory Authority, Revenue
            Bonds, 7.15% (R & J Jewish Geriatric

            Center)/(FHA INS), 8/1/2014                       AAA       149,024

            ---------------------------------------------
     45,000 New York State Energy Research & Development
            Authority, Revenue Bonds (Series A), 7.50%
            (Consolidated Edison Co.)/(Original Issue

            Yield: 7.644%), 7/1/2025/(AMT)                    A+         45,741

            ---------------------------------------------
  1,970,000 New York State Environmental Facilities

            Corp., 5.00%, 10/15/2015                          AAA     1,992,753

            ---------------------------------------------
  1,000,000 New York State Environmental Facilities
            Corp., Refunding Notes (Series F), 5.25%,

            6/15/2014                                         AA-     1,041,450

            ---------------------------------------------
     25,000 New York State Environmental Facilities
            Corp., Solid Waste Disposal Revenue Bonds
            (Series A), 5.70% (Occidental Petroleum
            Corp.)/(Original Issue Yield: 5.75%),

            9/1/2028/(AMT)                                   BBB+        25,537

            ---------------------------------------------
     25,000 New York State HFA, (Series A), 6.90%,

            8/15/2007/(AMT)                                   Aa1        26,848

            ---------------------------------------------
    100,000 New York State HFA, Revenue Refunding Bonds,

            7.90% (United States Treasury COL), 11/1/2006     AAA       117,988
            ---------------------------------------------
    320,000 New York State HFA, Revenue Refunding Bonds,
            8.00% (Original Issue Yield: 8.079%),

            11/1/2008                                         A-        340,611

            ---------------------------------------------
  1,000,000 New York State HFA, Service Contract
            Obligation Revenue Bonds (Series A), 6.25%

            (Original Issue Yield: 6.35%), 9/15/2010         BBB+     1,105,180

            ---------------------------------------------
     30,000 New York State Medical Care Facilities
            Finance Agency, Hospital & Nursing Home
            Revenue Bonds (Series B), 6.00% (Buffalo
            General Hospital)/(FHA INS)/(Original Issue

            Yield: 6.218%), 8/15/2014                         AAA        31,933

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $          25,000 New York State Medical Care Facilities Finance Agency,
            Refunding Revenue Bonds, 5.75% (FHA INS)/(Original Issue Yield:

            5.85%), 2/15/2008                                 AAA   $    26,918
            ---------------------------------------------
    320,000 New York State Medical Care Facilities
            Finance Agency, Revenue Bonds, 5.55%

            (Original Issue Yield: 5.60%), 2/15/2001          A-        320,451

            ---------------------------------------------
    100,000 New York State Medical Care Facilities
            Finance Agency, Revenue Bonds, 7.00%,

            8/15/2003                                         A-        108,015

            ---------------------------------------------
  1,000,000 New York State Medical Care Facilities
            Finance Agency, Series A Revenue Bonds,
            5.875% (Mercy Medical Center)/(Natwest
            Bancorp LOC)/(Original Issue Yield: 6.00%),

            11/1/2015                                         AA-     1,064,250

            ---------------------------------------------
     85,000 New York State Mortgage Agency, Revenue

            Bonds, 7.45% (FHA INS), 10/1/2010                 Aa2        87,321
            ---------------------------------------------
     20,000 New York State Mortgage Agency, Revenue

            Refunding Bonds, 6.875% (MGIC INS), 4/1/2014      Aaa        20,039
            ---------------------------------------------
  2,000,000 New York State Thruway Authority, 5.00% (FGIC

            LOC), 4/1/2018                                    AA      1,991,440

            ---------------------------------------------
    415,000 New York State, GO UT Refunding Bonds, 9.875%

            (Original Issue Yield: 7.30%), 11/15/2005          A        548,676

            ---------------------------------------------
  1,000,000 New York State, GO UT, 12.00% (Original Issue

            Yield: 7.60%), 11/15/2003                          A      1,331,910

            ---------------------------------------------
  1,450,000 New York State, GO UT, 9.875% (Original Issue

            Yield: 7.60%), 11/15/2004                          A      1,865,207

            ---------------------------------------------
     25,000 Newburgh, NY, GO UT, 6.40%, 4/15/2008             A1         28,858
            ---------------------------------------------
    235,000 Niagara County, NY, GO UT Bonds (Series A),

            5.25% (MBIA INS), 8/15/2012                       AAA       247,295
            ---------------------------------------------
    175,000 Niagara County, NY, GO UT, 7.10% (MBIA INS),

            2/15/2010                                         AAA       213,948

            ---------------------------------------------
     25,000 Niagara Falls, NY Bridge Commission, Series B, 5.25% (FGIC
            INS)/(Original Issue Yield:

            5.35%), 10/1/2015                                 AAA        26,575

            ---------------------------------------------
     20,000 Niagara Frontier Transportation Authority,
            Revenue Bonds, 6.00% (Greater Buffalo
            International Airport)/(AMBAC INS)/(Original

            Issue Yield: 6.15%), 4/1/2007                     AAA        21,738

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $   25,000 Niagara Wheatfield, NY Central School
            District, School Improvements, 7.30%

            (Original Issue Yield: 7.35%), 5/15/2007          A2    $    29,863
            ---------------------------------------------
     50,000 North Tonawanda, NY, GO UT Bonds, 6.05% (FGIC

            INS), 10/1/2006                                   AAA        56,198

            ---------------------------------------------
     25,000 Nyack, NY Unified Free School District, GO

            UT, 5.20% (AMBAC INS), 6/15/2004                  AAA        26,597
            ---------------------------------------------
    400,000 Oneida, NY Health Care Corp., Revenue Bonds

            (Series A), 7.20% (FHA INS), 8/1/2031              A        428,172
            ---------------------------------------------
    185,000 Onondaga County, NY IDA, Revenue Bonds,
            6.625% (Anheuser-Busch Cos., Inc.)/(Original

            Issue Yield: 6.70%), 8/1/2006                     A+        210,147

            ---------------------------------------------
     85,000 Onondaga County, NY IDA, University and
            College Improvements Revenue Bonds, 5.00%,

            3/1/2009                                         Baa2        84,701

            ---------------------------------------------
     50,000 Ontario County, NY, GO UT, 5.50% (Original

            Issue Yield: 5.65%), 5/15/2011                    Aa3        55,049

            ---------------------------------------------
     25,000 Orchard Park, NY Central School District, GO UT, 6.50% (FGIC
            INS)/(Original Issue Yield:

            6.25%), 6/1/2002                                  AAA        26,868

            ---------------------------------------------
     25,000 Ossining Village, NY, 8.10% (FGIC INS),

            7/15/2001                                         AAA        27,345

            ---------------------------------------------
     40,000 Otsego County, NY, GO UT, 6.625% (AMBAC INS),

            12/1/2005                                         AAA        45,988

            ---------------------------------------------
     50,000 Penfield, NY Central School District, GO UT,
            5.20% (Original Issue Yield: 5.40%),

            6/15/2010                                         AAA        52,768

            ---------------------------------------------
     25,000 Perry Central School District, NY, GO UT,

            5.10% (MBIA INS), 6/15/2001                       AAA        25,800
            ---------------------------------------------
     25,000 Pine Bush, NY Central School District, GO UT,

            5.875%, 4/1/2006                                   A         27,431

            ---------------------------------------------
    100,000 Port Authority of New York and New Jersey,
            Revenue Refunding Bonds, 7.125% (Original

            Issue Yield: 7.283%), 6/1/2025                    AA-       104,884

            ---------------------------------------------
     25,000 Putnam County, NY, 7.10%, 8/15/2002               Aa2        27,677
            ---------------------------------------------
    175,000 Riverton Housing Corp., Revenue Bonds, 6.65%

            (FHA INS), 8/1/2024                               AA        197,601

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $   15,000 Rochester, NY, GO UT, 6.00% (Original Issue
            Yield: 6.40%), 8/1/2001                           AA    $    15,790
            ---------------------------------------------
     50,000 Rockland County, NY, GO UT, 7.00% (MBIA

            INS)/(Original Issue Yield: 7.10%), 4/1/2008      AAA        59,727

            ---------------------------------------------
     20,000 Saugerties, NY, GO UT, 5.375% (FSA

            INS)/(Original Issue Yield: 5.70%), 6/15/2015     Aaa        21,584

            ---------------------------------------------
    660,000 Schenectady, NY Municipal Housing Authority,
            Revenue Bonds, 6.40% (Annie Schaffer Senior
            Center, Inc.)/(Original Issue Yield: 6.399%),

            5/1/2014                                          Aa        700,036

            ---------------------------------------------
     40,000 Silver Creek, NY Central School District, GO UT, 6.60% (AMBAC
            INS)/(Original Issue Yield:

            6.60%), 5/15/2005                                 AAA        45,498

            ---------------------------------------------
     10,000 Spackenkill, NY Unified Free School District,

            GO UT, 6.125%, 9/15/2014                          A1         11,487

            ---------------------------------------------
     25,000 Spencerport, NY Central School District, GO UT, 6.00% (MBIA
            INS)/(Original Issue Yield:

            6.05%), 6/15/2006                                 AAA        27,916

            ---------------------------------------------
     10,000 Springville, NY, GO UT Refunding Bonds,

            7.90%, 8/1/2003                                  Baa1        11,484

            ---------------------------------------------
     70,000 Sweet Home Central School District NY, GO UT, 5.60% (AMBAC
            INS)/(Original Issue Yield:

            5.70%), 1/15/2008                                 AAA        77,216

            ---------------------------------------------
  1,435,000 Syracuse, NY Senior Citizens Housing Corp.,
            Series A, 6.125% (East Hill Village

            Apartments), 11/1/2010                            A-      1,533,341

            ---------------------------------------------
  1,000,000 Tompkins County, NY IDA, Revenue Bonds, 6.05%

            (Ithacare Center Project)/(FHA INS), 2/1/2017     AAA     1,078,970

            ---------------------------------------------
     65,000 Tompkins County, NY, GO UT (Series B), 5.625%

            (Original Issue Yield: 5.80%), 9/15/2013          Aa2        70,032

            ---------------------------------------------
    290,000 Tompkins, NY Health Care Corp., 10.80% (FHA

            INS), 2/1/2028                                     A        368,581

            ---------------------------------------------
    200,000 Triborough Bridge & Tunnel Authority, NY,
            Refunding Revenue Bonds, 6.75% (Original

            Issue Yield: 6.821%), 1/1/2009                    A+        234,488

            ---------------------------------------------
  3,000,000 Triborough Bridge & Tunnel Authority, NY, Revenue Bonds, 5.20%
            (Original Issue Yield:

            5.55%), 1/1/2022                                  A+      3,016,770

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $   60,000 Triborough Bridge & Tunnel Authority, NY,

            Revenue Refunding Bonds, 6.625%, 1/1/2012         A+    $    71,531

            ---------------------------------------------
    150,000 Triborough Bridge & Tunnel Authority, NY, Special Obligation Revenue
            Bonds (Series A), 6.625% (MBIA INS)/(Original Issue Yield:

            6.86%), 1/1/2017                                  AAA       159,535

            ---------------------------------------------
     50,000 Union Endicott, NY Central School District, GO UT (Series A), 5.50%
            (FSA INS)/(Original

            Issue Yield: 5.55%), 7/15/2010                    AAA        53,608

            ---------------------------------------------
     50,000 Victor, NY Central Schol District, GO UT, 6.40% (FGIC INS)/(Original
            Issue Yield:

            6.55%), 11/15/2006                                AAA        57,412

            ---------------------------------------------
     50,000 Victor, NY, 7.20% (Original Issue Yield:

            7.20%), 12/15/2005                                A2         58,314

            ---------------------------------------------
     35,000 Wallkill, NY Central School District, GO UT,

            5.75%, 7/15/2014                                  A3         38,757

            ---------------------------------------------
     15,000 Warwick Valley, NY Central School District, GO UT, 6.55% (FGIC
            INS)/(Original Issue

            Yield: 6.70%), 6/1/2008                           AAA        17,670

            ---------------------------------------------
     30,000 Webster, NY Central School District, GO UT, 6.25% (AMBAC
            INS)/(Original Issue Yield:

            6.20%), 6/15/2003                                 AAA        32,834

            ---------------------------------------------
     50,000 West Seneca, NY Central School District, GO UT, 5.625% (FGIC
            INS)/(Original Issue Yield:

            5.70%), 6/15/2011                                 AAA        54,283

            ---------------------------------------------
     25,000 West Seneca, NY, GO UT, 6.65% (MBIA

            INS)/(Original Issue Yield: 6.80%), 6/1/2005      AAA        28,525

            ---------------------------------------------
     20,000 Westchester County, NY, Depository DTC, GO

            UT, 6.60%, 5/1/2005                               AAA        22,756

            ---------------------------------------------
     30,000 Westchester County, NY, GO UT, 6.60%

            (Original Issue Yield: 6.90%), 5/1/2010           AAA        35,751

            ---------------------------------------------
     25,000 Westchester County, NY, GO UT, 6.70%

            (Original Issue Yield: 6.75%), 11/1/2007          AAA        29,440

            ---------------------------------------------
     65,000 Williamsville, NY Central School District, GO UT, 6.50% (MBIA
            INS)/(Original Issue Yield:

            6.80%), 12/1/2010                                 AAA        76,926

            ---------------------------------------------           -----------
            Total                                                   51,098,785

            ---------------------------------------------           -----------

VISION NEW YORK MUNICIPAL INCOME FUND

-------------------------------------------------------------------------------

 PRINCIPAL                                                CREDIT
   AMOUNT                                                 RATING*    VALUE

 ---------- -------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 ------------------------------------------------------
            PUERTO RICO--0.6%

            -------------------------------------------
 $  100,000 Puerto Rico Highway and Transportation
            Authority, Revenue Refunding Bonds, 6.25%

            (FSA LOC), 7/1/2016                             AAA   $   117,791
            -------------------------------------------
    165,000 Puerto Rico Industrial, Medical &
            Environmental PCA, Industrial Improvement
            Revenue Bonds, 6.50% (Abbott Laboratories),

            7/1/2009                                        Aa1       169,125

            -------------------------------------------
     25,000 Puerto Rico Industrial, Medical &
            Environmental PCA, Revenue Bonds, 5.10%
            (American Home Products Corp.)/(Original

            Issue Yield: 5.30%), 12/1/2018                  A2         24,770

            -------------------------------------------           -----------
            Total                                                     311,686

            -------------------------------------------           -----------
            TOTAL INVESTMENTS (IDENTIFIED COST

            $50,113,451)(A)                                       $51,410,471

            -------------------------------------------           -----------

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

  At April 30, 1999, 6.5% of the total investments at market value were subject to alternative minimum tax.

(a) The cost of investments for federal tax purposes amounts to $50,113,451. The net unrealized appreciation of investments on a federal tax basis amounts to $1,297,020 which is comprised of $1,382,638 appreciation and $85,618 depreciation at April 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($52,859,716) at April 30, 1999.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond          IDA--Industrial Development Authority
        Assurance Corporation           INS--Insured

AMT--Alternative Minimum Tax            LOC--Letter of Credit
COL--Collateralized                     MBIA--Municipal Bond Investors

                                        Assurance

FGIC--Financial Guaranty Insurance Company

FHA--Federal Housing Administration     MGIC--Mortgage Guaranty Insurance
                                              Corporation

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance       PCA--Pollution Control Authority
GO--General Obligation                  PP--Principal Payment
HFA--Housing Finance Authority          PRF--Prerefunded
HUD--Housing and Urban Development      UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

VISION EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1999

--------------------------------------------------------------------------------

  SHARES                                           VALUE

 --------- ----------------------------------   -----------
 COMMON STOCKS--95.7%

 --------------------------------------------
           AEROSPACE & DEFENSE--2.7%

           ----------------------------------
    21,000 Allied-Signal, Inc.                  $ 1,233,750
           ----------------------------------   -----------
           AUTOS--6.2%

           ----------------------------------
    19,700 Ford Motor Co.                         1,259,569
           ----------------------------------
    17,400 General Motors Corp.                   1,547,513
           ----------------------------------   -----------
           Total                                  2,807,082

           ----------------------------------   -----------
           BANKING--2.8%

           ----------------------------------
    17,000 Bank of America Corp.                  1,224,000
           ----------------------------------
     1,000 BankBoston Corp.                          49,000
           ----------------------------------   -----------
           Total                                  1,273,000

           ----------------------------------   -----------
           CAPITAL EQUIPMENT & SERVICES--3.1%

           ----------------------------------
    33,000 Deere & Co.                            1,419,000
           ----------------------------------   -----------
           CHEMICALS--3.8%

           ----------------------------------
    15,500 Air Products & Chemicals, Inc.           728,500
           ----------------------------------
     7,800 Dow Chemical Co.                       1,023,262
           ----------------------------------   -----------
           Total                                  1,751,762

           ----------------------------------   -----------
           DIVERSIFIED--2.6%

           ----------------------------------
    11,100 General Electric Co.                   1,171,050
           ----------------------------------   -----------
           ELECTRONIC EQUIPMENT--5.4%

           ----------------------------------
    26,700 Harris Corp.                             922,819
           ----------------------------------
    22,200 Pitney Bowes, Inc.                     1,552,612
           ----------------------------------   -----------
           Total                                  2,475,431

           ----------------------------------   -----------
           ENERGY--2.4%

           ----------------------------------
    38,500 Reliant Energy, Inc.                   1,090,031
           ----------------------------------   -----------
           FINANCIAL SERVICES--10.7%

           ----------------------------------
     4,900 Bankers Trust New York Corp.             441,306
           ----------------------------------

VISION EQUITY INCOME FUND

--------------------------------------------------------------------------------

  SHARES                                              VALUE

 --------- -------------------------------------   -----------
 COMMON STOCKS--CONTINUED

 -----------------------------------------------
           FINANCIAL SERVICES--CONTINUED

           -------------------------------------
    18,700 Comerica, Inc.                          $ 1,216,669
           -------------------------------------
    16,300 Federal National Mortgage Association     1,156,281

           -------------------------------------
    25,100 Fleet Financial Group, Inc.               1,080,869
           -------------------------------------
     7,300 J.P. Morgan & Co., Inc.                     983,675
           -------------------------------------   -----------
           Total                                     4,878,800

           -------------------------------------   -----------
           INSURANCE--13.0%

           -------------------------------------
    12,050 American International Group, Inc.        1,415,122

           -------------------------------------
    17,500 Chubb Corp.                               1,036,875
           -------------------------------------
    36,500 Conseco, Inc.                             1,152,031
           -------------------------------------
       650 Executive Risk, Inc.                         46,638
           -------------------------------------
    18,950 Jefferson-Pilot Corp.                     1,276,756
           -------------------------------------
    26,900 Reliastar Financial Corp.                   988,575
           -------------------------------------   -----------
           Total                                     5,915,997

           -------------------------------------   -----------
           MANUFACTURING--12.8%

           -------------------------------------
    14,600 Cooper Industries, Inc.                     706,275
           -------------------------------------
    23,000 Cummins Engine Co., Inc.                  1,230,500
           -------------------------------------
    27,900 Premark International, Inc.               1,027,069
           -------------------------------------
    29,460 Sonoco Products Co.                         760,436
           -------------------------------------
    21,600 V.F. Corp.                                1,112,400
           -------------------------------------
    15,300 Whirlpool Corp.                           1,015,538
           -------------------------------------   -----------
           Total                                     5,852,218

           -------------------------------------   -----------
           METALS--5.4%

           -------------------------------------
    20,200 Reynolds Metals Co.                       1,259,975
           -------------------------------------
    39,900 USX-U.S. Steel Group, Inc.                1,206,975
           -------------------------------------   -----------
           Total                                     2,466,950

           -------------------------------------   -----------
           OIL--8.6%

           -------------------------------------
    18,500 Ashland, Inc.                               781,625
           -------------------------------------

VISION EQUITY INCOME FUND

-------------------------------------------------------------------------------

  SHARES                                                           VALUE

 --------- --------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED

 ------------------------------------------------------------
           OIL--CONTINUED

           --------------------------------------------------
    10,000 Atlantic Richfield Co.                               $   839,375
           --------------------------------------------------
    11,000 Chevron Corp.                                          1,097,250
           --------------------------------------------------
    11,500 Mobil Corp.                                            1,204,625
           --------------------------------------------------   -----------
           Total                                                  3,922,875

           --------------------------------------------------   -----------
           PHARMACEUTICALS--2.4%

           --------------------------------------------------
    15,500 Merck & Co., Inc.                                      1,088,875
           --------------------------------------------------   -----------
           RETAIL--1.2%

           --------------------------------------------------
    12,200 Penney (J.C.) Co., Inc.                                  556,625
           --------------------------------------------------   -----------
           TELECOMMUNICATIONS--8.2%

           --------------------------------------------------
    31,050 AT&T Corp.                                             1,568,025
           --------------------------------------------------
    22,300 Bell Atlantic Corp.                                    1,285,037
           --------------------------------------------------
    13,200 GTE Corp.                                                883,575
           --------------------------------------------------   -----------
           Total                                                  3,736,637

           --------------------------------------------------   -----------
           UTILITIES-ELECTRIC--4.4%

           --------------------------------------------------
    23,200 Carolina Power & Light Co.                               935,250
           --------------------------------------------------
    36,200 FirstEnergy Corp.                                      1,074,688
           --------------------------------------------------   -----------
           Total                                                  2,009,938

           --------------------------------------------------   -----------
           TOTAL COMMON STOCKS (IDENTIFIED COST $38,152,933)     43,650,021

           --------------------------------------------------   -----------
 MUTUAL FUNDS SHARES--3.4%

 ------------------------------------------------------------
       987 SSGA US Government Money Market Fund, Series A               987
           --------------------------------------------------
 1,538,915 Seven Seas Money Market Fund                           1,538,915
           --------------------------------------------------   -----------
           TOTAL MUTUAL FUNDS SHARES (AT NET ASSET VALUE)         1,539,902

           --------------------------------------------------   -----------
           TOTAL INVESTMENTS (IDENTIFIED COST $39,692,835)(A)   $45,189,923

           --------------------------------------------------   -----------

(a) The cost of investments for federal tax purposes amounts to $39,946,821. The net unrealized appreciation of investments on a federal tax basis amounts to $5,243,102 which is comprised of $6,531,670 appreciation and $1,288,568 depreciation at April 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
     ($45,581,757) at April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

VISION GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1999

--------------------------------------------------------------------------------

  SHARES                                                   VALUE

 --------- ------------------------------------------   -----------
 COMMON STOCKS--98.1%

 ----------------------------------------------------
           AUTO PARTS & EQUIPMENT--3.3%

           ------------------------------------------
    47,175 Borg-Warner Automotive, Inc.                 $ 2,677,181
           ------------------------------------------   -----------
           CHEMICALS--3.5%

           ------------------------------------------
   115,700 IMC Global, Inc.                               2,892,500
           ------------------------------------------   -----------
           CHEMICALS SPECIALITY--3.1%

           ------------------------------------------
    66,600 Hercules, Inc.                                 2,518,312
           ------------------------------------------   -----------
           COMPUTERS (HARDWARE)--2.9%

           ------------------------------------------
    40,100 (a)Sun Microsystems, Inc.                      2,398,481
           ------------------------------------------   -----------
           COMPUTERS SOFTWARE/SERVICES--2.1%

           ------------------------------------------
        50 (a)Oracle Corp.                                    1,353
           ------------------------------------------
    56,100 (a)The Learning Co., Inc.                      1,739,100
           ------------------------------------------   -----------
           Total                                          1,740,453

           ------------------------------------------   -----------
           ELECTRICAL EQUIPMENT--7.1%

           ------------------------------------------
    65,000 (a)SCI Systems, Inc.                           2,474,062
           ------------------------------------------
   194,300 (a)Vishay Intertechnology, Inc.                3,388,106
           ------------------------------------------   -----------
           Total                                          5,862,168

           ------------------------------------------   -----------
           ELECTRONICS (COMPONENT DISTRIBUTION)--3.0%

           ------------------------------------------
   134,500 (a)Arrow Electronics, Inc.                     2,446,219
           ------------------------------------------   -----------
           ELECTRONICS-SEMICONDUCTORS--3.3%

           ------------------------------------------
    80,450 (a)LSI Logic Corp.                             2,735,300
           ------------------------------------------   -----------
           FINANCIAL (DIVERSIFIED)--4.0%

           ------------------------------------------
   200,300 Indy Mac Mortgage Holdings, Inc.               3,304,950
           ------------------------------------------   -----------
           HEALTH CARE (LONG TERM CARE)--4.4%

           ------------------------------------------
   161,350 (a)Genesis Health Ventures, Inc.               1,119,366
           ------------------------------------------
   185,604 (a)Healthsouth, Corp.                          2,494,054
           ------------------------------------------   -----------
           Total                                          3,613,420

           ------------------------------------------   -----------

VISION GROWTH AND INCOME FUND

--------------------------------------------------------------------------------

  SHARES                                                 VALUE

 --------- ----------------------------------------   -----------
 COMMON STOCKS--CONTINUED

 --------------------------------------------------
           HEALTH CARE (SPECIAL SERVICES)--2.0%

           ----------------------------------------
    50,000 (a)Alza Corp.                              $ 1,678,125
           ----------------------------------------   -----------
           HOMEBUILDING--3.8%

           ----------------------------------------
   292,050 (a)Sunterra Corp.                            3,139,537
           ----------------------------------------   -----------
           INSURANCE (LIFE/HEALTH)--2.2%

           ----------------------------------------
    48,875 Reliastar Financial Corp.                    1,796,156
           ----------------------------------------   -----------
           INSURANCE (MULTI-LINE)--2.6%

           ----------------------------------------
    35,750 Hartford Financial Services Group, Inc.      2,107,016

           ----------------------------------------   -----------
           INSURANCE-PROPERTY-CASUALTY--3.7%

           ----------------------------------------
    81,500 Old Republic International Corp.             1,594,344
           ----------------------------------------
   193,050 Reliance Group Holdings, Inc.                1,447,875
           ----------------------------------------   -----------
           Total                                        3,042,219

           ----------------------------------------   -----------
           INVESTMENT BANKING/BROKERAGE--4.9%

           ----------------------------------------
    30,200 Lehman Brothers Holdings, Inc.               1,677,988
           ----------------------------------------
    50,700 PaineWebber Group, Inc.                      2,379,731
           ----------------------------------------   -----------
           Total                                        4,057,719

           ----------------------------------------   -----------
           MACHINERY-DIVERSIFIED--3.0%

           ----------------------------------------
   105,700 Milacron, Inc.                               2,431,100
           ----------------------------------------   -----------
           METAL FABRICATORS--2.2%

           ----------------------------------------
    69,400 Kennametal, Inc.                             1,843,437
           ----------------------------------------   -----------
           NATURAL GAS-DISTRIBUTION-PIPE LINE--4.5%

           ----------------------------------------
    26,500 Consolidated Natural Gas Co.                 1,576,750
           ----------------------------------------
   105,400 MCN Energy Group, Inc.                       2,101,413
           ----------------------------------------   -----------
           Total                                        3,678,163

           ----------------------------------------   -----------
           OIL & GAS (DRILLING & EQUIPMENT)--3.6%

           ----------------------------------------
    99,950 Baker Hughes, Inc.                           2,986,006
           ----------------------------------------   -----------
           OIL (DOMESTIC INTEGRATED)--2.6%

           ----------------------------------------
    50,800 Unocal Corp.                                 2,111,375
           ----------------------------------------   -----------

VISION GROWTH AND INCOME FUND

--------------------------------------------------------------------------------

  SHARES                                                           VALUE

 --------- --------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED

 ------------------------------------------------------------
           PAPER & FOREST PRODUCTS--2.6%

           --------------------------------------------------
    52,100 Mead Corp.                                           $ 2,178,431
           --------------------------------------------------   -----------
           PUBLISHING-NEWSPAPERS--3.3%

           --------------------------------------------------
   194,075 Hollinger International, Inc.                          2,729,180
           --------------------------------------------------   -----------
           RETAIL (COMPUTERS & ELECTRONICS)--2.9%

           --------------------------------------------------
    32,475 Tandy Corp.                                            2,352,408
           --------------------------------------------------   -----------
           RETAIL (HOME SHOPPING)--1.7%

           --------------------------------------------------
   283,300 (a)Corporate Express, Inc.                             1,416,500
           --------------------------------------------------   -----------
           RETAIL-GENERAL MERCHANDISE CHAIN--1.9%

           --------------------------------------------------
   102,700 (a)K Mart Corp.                                        1,527,662
           --------------------------------------------------   -----------
           RETAIL-SPECIALITY--4.7%

           --------------------------------------------------
   125,300 (a)General Nutrition Cos., Inc.                        2,075,281
           --------------------------------------------------
   174,900 (a)Officemax, Inc.                                     1,770,863
           --------------------------------------------------   -----------
           Total                                                  3,846,144

           --------------------------------------------------   -----------
           SERVICES (COMMERCIAL & CONSUMER)--2.4%

           --------------------------------------------------
   159,700 (a)Budget Group, Inc., Class A                         1,986,269
           --------------------------------------------------   -----------
           SERVICES (COMPUTER SYSTEMS)--1.9%

           --------------------------------------------------
   308,200 (a)CHS Electronics, Inc.                               1,560,263
           --------------------------------------------------   -----------
           STEEL--2.4%

           --------------------------------------------------
    65,000 USX-U.S. Steel Group, Inc.                             1,966,250
           --------------------------------------------------   -----------
           TRUCKS & PARTS--2.5%

           --------------------------------------------------
    38,000 Cummins Engine Co., Inc.                               2,033,000
           --------------------------------------------------   -----------
           TOTAL COMMON STOCKS (IDENTIFIED COST $72,490,021)     80,655,944

           --------------------------------------------------   -----------
 MUTUAL FUND SHARES--3.4%

 ------------------------------------------------------------
 2,754,282 SSGA Money Market Fund (AT NET ASSET VALUE)            2,754,282
           --------------------------------------------------   -----------
           TOTAL INVESTMENTS (IDENTIFIED COST $75,244,303)(B)   $83,410,226

           --------------------------------------------------   -----------

VISION GROWTH AND INCOME FUND

-------------------------------------------------------------------------------
(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $76,346,816. The net unrealized appreciation of investments on a federal tax basis amounts to $7,063,410 which is comprised of $13,595,217 appreciation and $6,531,807 depreciation at April 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
     ($82,203,339) at April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

VISION CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1999

--------------------------------------------------------------------------------

  SHARES                                          VALUE

 --------- ----------------------------------   ----------
 COMMON STOCKS--97.4%

 --------------------------------------------
           AIR FREIGHT--2.5%

           ----------------------------------
    18,200 CNF Transportation, Inc.             $  795,112
           ----------------------------------   ----------
           AIRLINES--2.4%

           ----------------------------------
    34,100 Comair Holdings, Inc.                   752,331
           ----------------------------------   ----------
           COMMUNICATIONS EQUIPMENT--6.5%

           ----------------------------------
    21,500 (a)ADC Telecommunications, Inc.       1,027,969

           ----------------------------------
    27,200 (a)Newbridge Networks Corp.           1,013,200
           ----------------------------------   ----------
           Total                                 2,041,169

           ----------------------------------   ----------
           COMPUTERS (HARDWARE)--5.8%

           ----------------------------------
    48,765 (a)Apex PC Solutions, Inc.              810,718
           ----------------------------------
    21,200 (a)Electronics for Imaging, Inc.      1,003,025

           ----------------------------------   ----------
           Total                                 1,813,743

           ----------------------------------   ----------
           COMPUTERS (PERIPHERALS)--3.0%

           ----------------------------------
     7,600 (a)Lexmark Intl. Group, Class A         938,600

           ----------------------------------   ----------
           COMPUTERS SOFTWARE/SERVICES--6.5%

           ----------------------------------
     2,400 (a)At Home Corp., Class A               345,450
           ----------------------------------
    14,400 (a)Citrix Systems, Inc.                 612,000
           ----------------------------------
     2,100 (a)Excite, Inc.                         306,600
           ----------------------------------
    34,840 (a)USWeb Corp.                          781,722
           ----------------------------------   ----------
           Total                                 2,045,772

           ----------------------------------   ----------
           CONSUMER FINANCE--1.6%

           ----------------------------------
     3,900 Providian Financial Corp.               503,344
           ----------------------------------   ----------
           CONTAINERS/PACKAGING (PAPER)--2.4%

           ----------------------------------
    78,100 (a)Earthshell Corp.                     761,475
           ----------------------------------   ----------
           DISTRIBUTORS (FOOD & HEALTH)--2.3%

           ----------------------------------
    38,550 Bergen Brunswig Corp., Class A          732,450
           ----------------------------------   ----------

VISION CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------

  SHARES                                                   VALUE

 --------- ------------------------------------------   -----------
 COMMON STOCKS--CONTINUED

 ----------------------------------------------------
           ELECTRICAL EQUIPMENT--3.3%

           ------------------------------------------
    15,700 SPX Corp.                                    $ 1,025,406
           ------------------------------------------   -----------
           ELECTRONICS-SEMICONDUCTORS--3.5%

           ------------------------------------------
     8,900 (a)Uniphase Corp.                              1,080,237
           ------------------------------------------   -----------
           ENGINEERING & CONSTRUCTION--1.7%

           ------------------------------------------
    13,700 (a)Jacobs Engineering Group, Inc.                540,294
           ------------------------------------------   -----------
           FINANCIAL (DIVERSIFIED)--5.3%

           ------------------------------------------
    23,000 (a)Concord EFS, Inc.                             767,625
           ------------------------------------------
    15,400 Financial Security Assurance Holdings Ltd.       879,725

           ------------------------------------------   -----------
           Total                                          1,647,350

           ------------------------------------------   -----------
           HARDWARE & TOOLS--2.6%

           ------------------------------------------
    14,400 Black & Decker Corp.                             817,200
           ------------------------------------------   -----------
           HEALTH CARE (DRUGS)--3.8%

           ------------------------------------------
    36,100 ICN Pharmaceuticals, Inc.                      1,193,556
           ------------------------------------------   -----------
           HEALTH CARE (DRUGS/PHARMS)--2.2%

           ------------------------------------------
    28,250 (a)Medicis Pharmaceutical Corp., Class A         686,828

           ------------------------------------------   -----------
           HEALTH CARE (MEDICAL PRODS/SUPS)--1.5%

           ------------------------------------------
     8,900 Guidant Corp.                                    477,819
           ------------------------------------------   -----------
           HOMEBUILDING--1.4%

           ------------------------------------------
    22,800 D. R. Horton, Inc.                               440,325
           ------------------------------------------   -----------
           HOUSEHOLD FURNISHINGS & APP.--3.4%

           ------------------------------------------
    15,300 Maytag Corp.                                   1,046,137
           ------------------------------------------   -----------
           INVESTMENT BANKING/BROKERAGE--1.8%

           ------------------------------------------
     5,100 Schwab (Charles) Corp.                           559,725
           ------------------------------------------   -----------
           LEISURE TIME (PRODUCTS)--6.2%

           ------------------------------------------
    31,200 (a)Action Performance Cos., Inc.               1,056,900
           ------------------------------------------
    59,100 Callaway Golf Co.                                890,194
           ------------------------------------------   -----------
           Total                                          1,947,094

           ------------------------------------------   -----------

VISION CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------

  SHARES                                                          VALUE

 --------- -------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED

 -----------------------------------------------------------
           MANUFACTURING (DIVERSIFIED)--0.9%

           -------------------------------------------------
     4,900 Corning, Inc.                                       $   280,525
           -------------------------------------------------   -----------
           OIL & GAS (DRILLING & EQUIP)--2.6%

           -------------------------------------------------
    25,000 Diamond Offshore Drilling, Inc.                         826,563
           -------------------------------------------------   -----------
           OIL & GAS (REFINING & MKTG)--2.1%

           -------------------------------------------------
    24,900 Tosco Corp.                                             666,075
           -------------------------------------------------   -----------
           PAPER & FOREST PRODUCTS--2.4%

           -------------------------------------------------
    32,100 (a)Smurfit-Stone Container Corp.                        750,338
           -------------------------------------------------   -----------
           RETAIL (BUILDING SUPPLIES)--2.8%

           -------------------------------------------------
    16,400 Lowe's Cos., Inc.                                       865,100
           -------------------------------------------------   -----------
           RETAIL (DISCOUNTERS)--5.5%

           -------------------------------------------------
    35,700 Family Dollar Stores, Inc.                              861,263
           -------------------------------------------------
    18,800 Ross Stores, Inc.                                       863,625
           -------------------------------------------------   -----------
           Total                                                 1,724,888

           -------------------------------------------------   -----------
           RETAIL-DEPT STORES--0.8%

           -------------------------------------------------
     3,900 (a)Kohl's Corp.                                         259,106
           -------------------------------------------------   -----------
           RETAIL-SPECIALITY--3.2%

           -------------------------------------------------
    33,650 (a)Staples, Inc.                                      1,009,500
           -------------------------------------------------   -----------
           SERVICES (ADVERTISING/MKTG)--1.8%

           -------------------------------------------------
     7,600 Omnicom Group, Inc.                                     551,000
           -------------------------------------------------   -----------
           SERVICES (COMMERCIAL & CONSUM)--0.9%

           -------------------------------------------------
     8,600 (a)Intermedia Communications, Inc.                      276,813
           -------------------------------------------------   -----------
           SHIPPING--2.5%

           -------------------------------------------------
    21,500 Royal Caribbean Cruises, Ltd.                           794,156
           -------------------------------------------------   -----------
           WASTE MANAGEMENT--2.2%

           -------------------------------------------------
    11,900 Waste Management, Inc.                                  672,350
           -------------------------------------------------   -----------
           TOTAL COMMON STOCKS (IDENTIFIED COST $26,062,150)    30,522,381

           -------------------------------------------------   -----------

VISION CAPITAL APPRECIATION FUND

-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT

 OR SHARES                                                          VALUE

 ---------- --------------------------------------------------   -----------
 COMMERCIAL PAPER--4.8%

 -------------------------------------------------------------
    -------
 $1,500,000 American Express Credit Corp., 4.85%, 5/4/1999 (AT
            AMORTIZED COST)                                      $ 1,500,000
            --------------------------------------------------   -----------
 MUTUAL FUND SHARES--2.7%

 -------------------------------------------------------------
    855,543 SSGA Money Market Fund (AT NET ASSET VALUE)              855,543
            --------------------------------------------------   -----------
            TOTAL INVESTMENTS (IDENTIFIED COST $28,417,693)(B)   $32,877,924

            --------------------------------------------------   -----------

(a)Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $28,856,701. The net unrealized appreciation of investments on a federal tax basis amounts to $4,021,223 which is comprised of $5,632,605 appreciation and $1,611,382 depreciation at April 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($31,329,440) at April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

VISION EQUITY AND INCOME FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 1999

--------------------------------------------------------------------------------

                                           NEW YORK

                          U.S. GOVERNMENT  MUNICIPAL      EQUITY       GROWTH AND       CAPITAL
                            SECURITIES      INCOME        INCOME         INCOME       APPRECIATION

                               FUND          FUND          FUND           FUND            FUND

------------------------  --------------- -----------   -----------    -----------    ------------

ASSETS:

------------------------
Investments in

securities, at value        $61,630,150   $51,410,471   $45,189,923    $83,410,226    $32,877,924
------------------------    -----------   -----------   -----------    -----------    -----------
Cash                                 --       503,584            --         74,233             --
------------------------
Income receivable             1,181,032       926,194        79,384        121,007          9,097
------------------------
Receivable for shares

sold                            487,410       106,136       327,324         70,321        120,098
------------------------
Receivable for

investments sold              1,027,886            --            --             --             --
------------------------
Deferred organizational

costs                                --            --           174             --          8,972
------------------------    -----------   -----------   -----------    -----------    -----------
  Total assets               64,326,478    52,946,385    45,596,805     83,675,787     33,016,091
------------------------    -----------   -----------   -----------    -----------    -----------
LIABILITIES:

------------------------
Income distribution

payable                         159,468        70,826            --             --             --
------------------------
Payable for investments

purchased                            --            --            --      1,412,005      1,626,192
------------------------
Payable for shares

redeemed                         46,982         3,431            --         49,427         28,474
------------------------
Accrued expenses                 20,070        12,412        15,048         11,016         31,985
------------------------    -----------   -----------   -----------    -----------    -----------
  Total liabilities             226,520        86,669        15,048      1,472,448      1,686,651
------------------------    -----------   -----------   -----------    -----------    -----------
NET ASSETS                  $64,099,958   $52,859,716   $45,581,757    $82,203,339    $31,329,440
------------------------    -----------   -----------   -----------    -----------    -----------
NET ASSETS CONSISTS OF:

------------------------
Paid in capital             $64,569,655   $51,308,286   $39,822,636    $76,104,400    $34,840,849
------------------------
Net unrealized
appreciation
(depreciation) of

investments                    (284,945)    1,297,020     5,497,088      8,165,923      4,460,231
------------------------
Accumulated net realized
gain (loss)

on investments                  (91,669)      254,101       240,798     (2,068,640)    (7,971,640)
------------------------
Accumulated

undistributed net

investment
income/(Distributions in
excess of net investment

income)                         (93,083)          309        21,235          1,656             --
------------------------    -----------   -----------   -----------    -----------    -----------
  Total Net Assets          $64,099,958   $52,859,716   $45,581,757    $82,203,339    $31,329,440
------------------------    -----------   -----------   -----------    -----------    -----------
NET ASSET VALUE,

Offering Price and
Redemption Proceeds Per

Share:

------------------------
Net Asset Value and
Redemption Proceeds Per

Share                             $9.51        $10.52        $12.24         $13.45         $11.04
------------------------    -----------   -----------   -----------    -----------    -----------
Offering Price Per

Share*                            $9.96**      $11.02**      $12.95***      $14.23***      $11.68***
------------------------    -----------   -----------   -----------    -----------    -----------
SHARES OUTSTANDING:           6,741,658     5,024,095     3,723,621      6,111,388      2,836,532
------------------------    -----------   -----------   -----------    -----------    -----------
Investments, at

identified cost             $61,915,095   $50,113,451   $39,692,835    $75,244,303    $28,417,693
------------------------    -----------   -----------   -----------    -----------    -----------
Investments, at tax cost    $61,915,095   $50,113,451   $39,946,821    $76,346,816    $28,856,701
------------------------    -----------   -----------   -----------    -----------    -----------

*See "What Fund Shares Cost" in the Prospectus.

**Computation of offering price per share 100/95.5 of net asset value. ***Computation of offering price per share 100/94.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

VISION EQUITY AND INCOME FUNDS
STATEMENTS OF OPERATIONS

APRIL 30, 1999

--------------------------------------------------------------------------------

                              U.S.      NEW YORK                 GROWTH
                           GOVERNMENT  MUNICIPAL     EQUITY       AND           CAPITAL
                           SECURITIES    INCOME      INCOME      INCOME       APPRECIATION

                              FUND        FUND        FUND        FUND            FUND

-------------------------  ----------  ----------  ---------- ------------    ------------
INVESTMENT INCOME:

-------------------------
Dividends                  $       --  $       --  $  981,174 $  1,506,147(a) $    201,833(b)
-------------------------
Interest                    4,209,114   2,499,807     136,419      107,014         151,217
-------------------------  ----------  ----------  ---------- ------------    ------------
 Total investment income    4,209,114   2,499,807   1,117,593    1,613,161         353,050
-------------------------
EXPENSES:

-------------------------
Investment advisory fee       429,164     336,546     290,500      739,869         432,670
-------------------------
Administrative personnel

and services fee               80,780      63,594      54,167      138,723          67,260
-------------------------
Custodian fees                 10,855       3,881      10,705       11,536           6,013
-------------------------
Transfer and dividend
disbursing agent

fees and expenses               8,594      16,422       9,348       39,816          55,216
-------------------------
Directors' fees                 1,217         469         277        2,891             363
-------------------------
Auditing fees                  12,410      13,308      21,447       13,070          13,257
-------------------------
Legal fees                        367       1,071         693        2,172           2,992
-------------------------
Portfolio accounting fees       4,734      16,018         344        1,102           1,125
-------------------------
Shareholder services fees          --          --          --      264,239         127,256
-------------------------
Share registration costs       15,211      18,224      24,222       13,228           8,298
-------------------------
Printing and postage            7,419      10,312       7,354        9,333          15,161
-------------------------
Taxes                           4,834       2,352       3,245       12,237           3,519
-------------------------
Insurance premiums              1,064         903         902        1,004           2,344
-------------------------
Miscellaneous                  15,781       5,278         405       22,713          26,254
-------------------------  ----------  ----------  ---------- ------------    ------------
 TOTAL EXPENSES               592,430     488,378     423,609    1,271,933         761,728
-------------------------  ----------  ----------  ---------- ------------    ------------
WAIVERS--

-------------------------
Waiver of investment

 advisory fee                 (29,915)    (93,773)         --           --              --
-------------------------  ----------  ----------  ---------- ------------    ------------
 TOTAL WAIVERS                (29,915)    (93,773)         --           --              --
-------------------------  ----------  ----------  ---------- ------------    ------------
 NET EXPENSES                 562,515     394,605     423,609    1,271,933         761,728
-------------------------  ----------  ----------  ---------- ------------    ------------
   NET INVESTMENT
    INCOME/(NET OPERATING

    LOSS)                  $3,646,599  $2,105,202  $  693,984 $    341,228    $   (408,678)
-------------------------  ----------  ----------  ---------- ------------    ------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON

INVESTMENTS:

-------------------------
Net realized gain (loss)

on investments                736,927     592,035     240,798   (2,004,995)     (7,959,870)
-------------------------
Net change in unrealized

appreciation
(depreciation)

of investments             (1,381,493)    182,293   2,976,378  (17,284,916)     (7,298,753)
-------------------------  ----------  ----------  ---------- ------------    ------------
 Net realized and
 unrealized gain (loss)

 on investments              (644,566)    774,328   3,217,176  (19,289,911)    (15,258,623)
-------------------------  ----------  ----------  ---------- ------------    ------------
   Change in net assets
   resulting from

   operations              $3,002,033  $2,879,530  $3,911,160 $(18,948,683)   $(15,667,301)
-------------------------  ----------  ----------  ---------- ------------    ------------

(a)Net of foreign taxes withheld $5,043.
(b)Net of foreign taxes withheld $303.

(See Notes which are an integral part of the Financial Statements)

VISION EQUITY AND INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                              U.S. GOVERNMENT                 NEW YORK MUNICIPAL
                              SECURITIES FUND                    INCOME FUND

                         -----------------------------     -------------------------
                           YEAR ENDED APRIL 30,              YEAR ENDED APRIL 30,

                         -----------------------------     -------------------------
                             1999             1998             1999         1998
------------------------ ------------     ------------     ------------  -----------
INCREASE (DECREASE) IN

NET ASSETS:

------------------------
OPERATIONS--

------------------------
 Net investment income   $  3,646,599     $  3,407,651     $  2,105,202  $ 1,733,125
------------------------
 Net realized gain on

 investments                  736,927          335,832          592,035      400,518
------------------------
 Net change in
 unrealized appreciation
 (depreciation) of

 investments               (1,381,493)       1,401,949          182,293      919,002
------------------------ ------------     ------------     ------------  -----------
  Change in net assets
   resulting from

   operations               3,002,033        5,145,432        2,879,530    3,052,645
------------------------ ------------     ------------     ------------  -----------
DISTRIBUTIONS TO

SHAREHOLDERS--

------------------------
 Distributions from net

 investment income         (3,646,599)      (3,407,651)      (2,105,013)  (1,735,765)
------------------------
 Distributions in excess
 of net investment

 income                       (40,791)(a)      (75,412)(a)           --           --
------------------------
 Distributions from net
 realized gains on

 investments                 (143,679)              --         (418,108)    (150,071)
------------------------ ------------     ------------     ------------  -----------
  Change in net assets
  resulting from
  distributions to

  shareholders             (3,831,069)      (3,483,063)      (2,523,121)  (1,885,836)
------------------------ ------------     ------------     ------------  -----------
SHARE TRANSACTIONS--

------------------------
 Proceeds from sales of

 shares                    29,820,625       23,612,425       14,820,904   11,968,960
------------------------
 Net asset value of
 shares issued to
 shareholders in payment
 of distributions

 declared                   2,004,351        1,983,653        1,729,957    1,370,147
------------------------
 Cost of shares redeemed  (20,817,810)     (17,821,660)      (7,503,231)  (6,530,024)
------------------------ ------------     ------------     ------------  -----------
  Change in net assets
  resulting from

  share transactions       11,007,166        7,774,418        9,047,630    6,809,083
------------------------ ------------     ------------     ------------  -----------
   Change in net assets    10,178,130        9,436,787        9,404,039    7,975,892
------------------------
NET ASSETS:

------------------------
 Beginning of period       53,921,828       44,485,041       43,455,677   35,479,785
------------------------ ------------     ------------     ------------  -----------
 End of period           $ 64,099,958     $ 53,921,828     $ 52,859,716  $43,455,677
------------------------ ------------     ------------     ------------  -----------
 Undistributed net
 investment income
 included in net assets

 at end of period        $         --     $         --     $        309  $        --
------------------------ ------------     ------------     ------------  -----------
 Net gain as computed
 for federal tax

 purposes                $    643,715     $    474,215     $    592,034  $   400,518
------------------------ ------------     ------------     ------------  -----------

(a) Distributions are in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

(See Notes which are an integral part of the Financial Statements)

VISION EQUITY AND INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                            EQUITY INCOME FUND       GROWTH AND INCOME FUND

                         -------------------------  --------------------------
                           YEAR ENDED APRIL 30,       YEAR ENDED APRIL 30,

                         -------------------------  --------------------------
                             1999        1998(A)        1999          1998
------------------------ ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN

NET ASSETS:

------------------------
OPERATIONS--

------------------------
 Net investment income   $    693,984  $   169,441  $    341,228  $    902,367
------------------------
 Net realized gain

 (loss) on investments        240,798       35,433    (2,004,995)   13,984,928
------------------------
 Net change in
 unrealized appreciation
 (depreciation) of

 investments                2,976,378    2,520,710   (17,284,916)   21,896,866
------------------------ ------------  -----------  ------------  ------------
  Change in net assets
   resulting from

   operations               3,911,160    2,725,584   (18,948,683)   36,784,161
------------------------ ------------  -----------  ------------  ------------
DISTRIBUTIONS TO

SHAREHOLDERS--

------------------------
 Distributions from net

 investment income           (701,886)    (140,413)     (595,621)     (757,244)
------------------------
 Distributions from net
 realized gains on

 investments                  (35,324)          --    (7,857,216)  (24,819,846)
------------------------ ------------  -----------  ------------  ------------
  Change in net assets
  resulting from
  distributions to

  shareholders               (737,210)    (140,413)   (8,452,837)  (25,577,090)
------------------------ ------------  -----------  ------------  ------------
SHARE TRANSACTIONS--

------------------------
 Proceeds from sales of

 shares                    43,258,619   35,322,334    16,281,454    42,968,234
------------------------
 Net asset value of
 shares issued to
 shareholders in payment
 of distributions

 declared                     359,543       90,671     7,555,836    19,837,767
------------------------
 Cost of shares redeemed  (38,613,280)    (595,251)  (57,636,498)  (44,699,312)
------------------------ ------------  -----------  ------------  ------------
  Change in net assets
  resulting from

  share transactions        5,004,882   34,817,754   (33,799,208)   18,106,689
------------------------ ------------  -----------  ------------  ------------
   Change in net assets     8,178,832   37,402,925   (61,200,728)   29,313,760
------------------------
NET ASSETS:

------------------------
 Beginning of period       37,402,925           --   143,404,067   114,090,307
------------------------ ------------  -----------  ------------  ------------
 End of period           $ 45,581,757  $37,402,925  $ 82,203,339  $143,404,067
------------------------ ------------  -----------  ------------  ------------
 Undistributed net
 investment income
 included in net assets

 at end of period        $     21,235  $    29,028  $      1,656  $    254,517
------------------------ ------------  -----------  ------------  ------------
 Net gain (loss) as
 computed for federal

 tax purposes            $    494,784  $    35,433  $   (966,072) $ 14,013,086
------------------------ ------------  -----------  ------------  ------------

(a) For the period from September 26, 1997 (date of initial public investment) to April 30, 1998.

(See Notes which are an integral part of the Financial Statements)

VISION EQUITY AND INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                            CAPITAL APPRECIATION FUND

                         -------------------------  --------------------------
                           YEAR ENDED APRIL 30,

                         -------------------------  --------------------------
                             1999        1998

------------------------ ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN

NET ASSETS:

------------------------
OPERATIONS--

------------------------
 Net operating loss   $    (408,678)  $   (340,531)
------------------------
 Net realized gain

 (loss) on investments        (7,959,870)      4,792,594

------------------------
 Net change in
 unrealized appreciation
 (depreciation) of

 investments                (7,298,753)       11,433,260
------------------------ ------------  -----------  ------------  ------------
  Change in net assets
   resulting from

   operations               (15,667,301)    15,885,323
------------------------ ------------  -----------  ------------  ------------
DISTRIBUTIONS TO

SHAREHOLDERS--

------------------------
Distributions from net
 realized gains on

 investments                  (1,680,441)      (3,397,390)
------------------------ ------------  -----------  ------------  ------------

SHARE TRANSACTIONS--

------------------------
 Proceeds from sales of

 shares                    17,999,323                  33,555,464
------------------------
 Net asset value of
 shares issued to
 shareholders in payment
 of distributions

 declared                     1,601,545               2,836,886
------------------------
 Cost of shares redeemed  (46,018,300)     (7,226,185)

------------------------ ------------  -----------  ------------  ------------
  Change in net assets
  resulting from

  share transactions        (26,417,432)         (29,166,165)

------------------------ ------------  -----------  ------------  ------------
   Change in net assets     (43,765,174)        41,654,098

------------------------
NET ASSETS:

------------------------
 Beginning of period       75,094,614         33,440,516

------------------------ ------------  -----------  ------------  ------------
 End of period           $ 31,329,440           $75,094,614
------------------------ ------------  -----------  ------------  ------------
 Undistributed net
 investment income
 included in net assets

 at end of period        $     --                 $--
------------------------ ------------  -----------  ------------  ------------
 Net gain (loss) as
 computed for federal

 tax purposes            $    (3,749,801)             $ 4,795,280
------------------------ ------------  -----------  ------------  ------------

(See Notes which are an integral part of the Financial Statements)

VISION EQUITY AND INCOME FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                        NET                                               DISTRIBUTIONS
           NET ASSET INVESTMENT    NET REALIZED             DISTRIBUTIONS IN EXCESS OF  DISTRIBUTIONS

   YEAR     VALUE,     INCOME     AND UNREALIZED TOTAL FROM   FROM NET         NET        FROM NET
   ENDED   BEGINNING (OPERATING   GAIN (LOSS) ON INVESTMENT  INVESTMENT    INVESTMENT     REALIZED

 APRIL 30, OF PERIOD   LOSS)       INVESTMENTS   OPERATIONS    INCOME        INCOME         GAINS

---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
1995         $9.25      0.56          (0.16)        0.40        (0.56)         --            --
1996         $9.09      0.52           0.22         0.74        (0.52)         --            --
1997         $9.31      0.58          (0.03)        0.55        (0.58)         --            --
1998         $9.28      0.60           0.34         0.94        (0.60)        (0.01)(g)      --
1999         $9.61      0.58          (0.08)        0.50        (0.57)        (0.01)(g)     (0.02)
NEW YORK MUNICIPAL INCOME FUND

1995         $9.61      0.46           0.06         0.52        (0.46)         --            --
1996         $9.67      0.46           0.23         0.69        (0.46)         --            --
1997         $9.90      0.48           0.18         0.66        (0.48)         --            --
1998        $10.08      0.46           0.38         0.84        (0.46)         --           (0.04)
1999        $10.42      0.46           0.19         0.65        (0.46)         --           (0.09)
EQUITY INCOME FUND

1998(e)      $9.99      0.08           1.47         1.55        (0.07)         --            --
1999        $11.47      0.19           0.78         0.97        (0.19)         --           (0.01)
GROWTH AND INCOME FUND

1995         $9.93      0.21           0.43         0.64        (0.22)         --            --
1996        $10.35      0.13           2.98         3.11        (0.11)         --            --
1997        $13.35      0.13           2.35         2.48        (0.13)         --           (0.59)
1998        $15.11      0.11           4.34         4.45        (0.09)         --           (3.34)
1999        $16.13      0.05          (1.67)       (1.62)       (0.07)         --           (0.99)
CAPITAL APPRECIATION FUND

1997(d)     $10.00      0.02(f)        1.35         1.37        (0.02)        (0.03)(g)     (0.06)
1998        $11.26     (0.07)          4.44         4.37         --            --           (0.86)
1999        $14.77     (0.00)(h)      (3.35)       (3.35)        --            --           (0.38)
---------------------------------------------------------------------------------------------------------

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) Computed on an annualized basis.

(c) During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

(d) Reflects operations for the period from July 3, 1996 (date of initial public investment) to April 30, 1997.

(e) Reflects operations for the period from September 26, 1997 (date of initial public investment) to April 30, 1998.

(f) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(g) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal tax purposes.

(h) Per share amount does not round to $0.01.

(See Notes which are an integral part of the Financial Statements)

VISION EQUITY AND INCOME FUNDS
FINANCIAL HIGHLIGHTS--CONTINUED

--------------------------------------------------------------------------------


                                                       RATIOS TO AVERAGE NET ASSETS

                                     -----------------------------------------------------------------
                                                                                            NET

                                                          NET                            INVESTMENT     NET ASSETS,

               NET ASSET                              INVESTMENT                           INCOME           END
    TOTAL      VALUE, END   TOTAL                       INCOME           EXPENSES     (OPERATING LOSS)   OF PERIOD   PORTFOLIO
DISTRIBUTIONS  OF PERIOD  RETURN(A)  EXPENSES(C)  (OPERATING LOSS)(C) (AFTER WAIVERS) (AFTER WAIVERS)  (000 OMITTED) TURNOVER

------------------------------------------------------------------------------------------------------------------------------
    (0.56)        $9.09      4.59%      1.44%             5.19%            0.43%            6.20%         $29,573        78%
    (0.52)        $9.31      8.10%      1.33%             5.24%            1.16%            5.41%         $34,492       132%
    (0.58)        $9.28      6.05%      1.31%             6.03%            1.11%            6.23%         $44,485       121%
    (0.61)        $9.61     10.42%      1.12%             6.21%            1.03%            6.30%         $53,922        70%
    (0.60)        $9.51      5.31%      0.97%             5.90%            0.92%            5.95%         $64,100        68%
    (0.46)        $9.67      5.58%      1.52%             3.68%            0.40%            4.80%         $27,346        51%
    (0.46)        $9.90      7.18%      1.38%             4.26%            1.04%            4.60%         $32,621       113%
    (0.48)       $10.08      6.76%      1.39%             4.36%            1.01%            4.74%         $35,480        79%
    (0.50)       $10.42      8.37%      1.27%             4.04%            0.96%            4.35%         $43,456        45%
    (0.55)       $10.52      6.37%      1.02%             4.18%            0.82%            4.38%         $52,860        44%
    (0.07)       $11.47     15.51%      1.60%(b)          0.89%(b)         1.08%(b)         1.41%(b)      $37,403        11%
    (0.20)       $12.24      8.59%      1.02%             1.67%            1.02%            1.67%         $45,582        55%
    (0.22)       $10.35      6.61%      1.43%             1.20%            0.47%            2.16%         $39,358        79%
    (0.11)       $13.35     30.18%      1.16%             1.09%            1.16%            1.09%         $65,119        77%
    (0.72)       $15.11     18.61%      1.14%             0.87%            1.14%            0.87%        $114,090       134%
    (3.43)       $16.13     31.40%      1.21%             0.65%            1.21%            0.65%        $143,404        88%
    (1.06)       $13.45     (9.26%)     1.20%             0.32%            1.20%            0.32%         $82,203       145%
    (0.11)       $11.26     13.97%      1.84%(b)         (0.78%)(b)        0.88%(b)         0.18%(b)      $33,440        41%
    (0.86)       $14.77     40.07%      1.51%            (0.65%)           1.50%           (0.64%)        $75,095        86%
    (0.38)       $11.04    (22.67%)     1.50%            (0.80%)           1.50%           (0.80%)        $31,329       132%
------------------------------------------------------------------------------------------------------------------------------

VISION EQUITY AND INCOME FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1999

-------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the In-vestment Company Act of 1940, as amended (the "Act"), as an open-end manage-ment investment company. The Corporation consists of nine portfolios (individ-ually referred to as the "Fund", or collectively as the "Funds"). The following Funds are presented herein:


              PORTFOLIO NAME                                     INVESTMENT OBJECTIVE

-------------------------------------------------------------------------------------

  Vision U.S. Government Securities Fund    Current income by investing primarily in
  ("U.S. Government Securities Fund") (d)   securities that are guaranteed for

                                            payment of principal and interest by the
                                            U.S. Government, its agencies or
                                            instrumentalities. Capital appreciation
                                            is a secondary investment consideration.

-------------------------------------------------------------------------------------
  Vision New York Municipal Income Fund Current income which is exempt from
  ("New York Municipal Income Fund") (n) federal regular income tax, and the personal income taxes imposed by the
                                            State of New York and New York
                                            municipalities and is consistent
                                            with preservation of capital.

-------------------------------------------------------------------------------------
  Vision Equity Income Fund ("Equity        Current income.
  Income Fund") (d)

-------------------------------------------------------------------------------------
  Vision Growth and Income Fund ("Growth    Long-term growth of capital and income.
  and Income Fund") (d)

-------------------------------------------------------------------------------------
  Vision Capital Appreciation Fund          Long-term capital appreciation by
  ("Capital Appreciation Fund") (d)         investing in a diversified portfolio

                                            consisting primarily of common
                                            stocks that the adviser believes
                                            offer opportunity for growth of
                                            capital.


(d) Diversified

(n) Non-diversified

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

VISION EQUITY AND INCOME FUNDS

-------------------------------------------------------------------------------

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Investments in other open-end regulated investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes.

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydowns and net operating losses. The following reclassification has been made to the financial statements.


                                                  INCREASE (DECREASE)

                                         --------------------------------------
                               PAID-IN     ACCUMULATED NET    UNDISTRIBUTED NET

   FUND NAME                   CAPITAL   REALIZED GAIN (LOSS) INVESTMENT INCOME

   ---------                   -------   -------------------- -----------------
   U.S. Government Securities
   Fund                        $     (2)       $ 1,196             $(1,194)
   New York Municipal Income
   Fund                            (117)            (3)                120
   Equity Income Fund                --           (109)                109
   Growth and Income Fund             3         (1,535)              1,532
   Capital Appreciation Fund   (417,819)         9,141             408,678

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  At April 30, 1999 the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:


                              CAPITAL LOSS CARRYFORWARD

   FUND                           TO EXPIRE IN 2007

   ----                       -------------------------
   Growth & Income Fund              $  966,072
   Capital Appreciation Fund          3,749,801


  Net realized capital losses on U.S. Government Securities Fund and Capital Appreciation Fund of $93,005 and $3,782,831, respectively, attributable to security transactions incurred after October 31, 1998, are treated as arising on the first day of the Funds' next taxable year (May 1, 1999).

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds' pricing committee.

  OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At April 30, 1999, there were 1,000,000,000 shares of $0.001 par value capital stock authorized with respect to each Fund. Transactions in capital stock were as follows:


                                U.S. GOVERNMENT       NEW YORK MUNICIPAL
                                SECURITIES FUND           INCOME FUND

                             ----------------------  ----------------------
                             YEAR ENDED APRIL 30,    YEAR ENDED APRIL 30,

                             ----------------------  ----------------------
                                1999        1998          1999        1998
---------------------------  ----------  ----------  ----------  ----------
Shares sold                   3,079,153   2,474,532   1,398,178   1,147,398

---------------------------
Shares issued to sharehold-
ers in payment of

distributions declared          206,405     207,650     163,247     131,036
---------------------------
Shares redeemed              (2,156,921) (1,860,431)   (708,022)   (626,243)
---------------------------  ----------  ----------  ----------  ----------
  Net change resulting from

   share transactions         1,128,637     821,751     853,403     652,191
---------------------------  ----------  ----------  ----------  ----------


                                  EQUITY INCOME         GROWTH AND INCOME
                                       FUND                   FUND

                               ---------------------  ----------------------
                               YEAR ENDED APRIL 30,   YEAR ENDED APRIL 30,

                               ---------------------  ----------------------
                                  1999      1998(A)      1999        1998
-----------------------------  ----------  ---------  ----------  ----------
Shares sold                     3,806,743  3,309,512   1,212,792   2,600,661

-----------------------------
Shares issued to shareholders
in payment of distributions

declared                           32,115      8,251     626,173   1,327,720
-----------------------------
Shares redeemed                (3,375,899)   (57,101) (4,618,805) (2,585,548)
-----------------------------  ----------  ---------  ----------  ----------
  Net change resulting from

   share transactions             462,959  3,260,662  (2,779,840)  1,342,833
-----------------------------  ----------  ---------  ----------  ----------

(a) For the period from September 26, 1997 (date of initial public investment) to April 30, 1998.

VISION EQUITY AND INCOME FUNDS

-------------------------------------------------------------------------------


                                                       CAPITAL APPRECIATION

                                                               FUND

                                                       ---------------------
                                                       YEAR ENDED APRIL 30,

                                                       ---------------------
                                                          1999       1998

-----------------------------------------------------  ----------  ---------
Shares sold                                             1,463,245  2,401,323

-----------------------------------------------------
Shares issued to shareholders in payment of distribu-

tions declared                                            144,542    223,026
-----------------------------------------------------
Shares redeemed                                        (3,856,786)  (509,464)
-----------------------------------------------------  ----------  ---------
  Net change resulting from share transactions         (2,248,999) 2,114,885

-----------------------------------------------------  ----------  ---------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers and Traders Trust Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee or reimburse other operating expenses. The Adviser can modify or terminate this voluntary waiver or reimbursement at any time at its sole discretion.


                                 ANNUAL

FUND                              RATE

----                             ------
U.S. Government Securities Fund   0.70%
New York Municipal Income Fund    0.70%
Equity Income Fund                0.70%
Growth and Income Fund            0.70%
Capital Appreciation Fund         0.85%


ADMINISTRATIVE, TRANSFER AND DIVIDEND DISBURSING AGENT AND FUND ACCOUNTING FEE--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and fund accounting services. FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Corporation for the period. FServ may voluntarily choose to waive a portion of its fee. FServ can modify or terminate this voluntary waiver at anytime at its sole discretion.

DISTRIBUTION SERVICES FEE--The Corporation has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds' shares. The Plan provides that each Fund may incur distribution expenses up to 0.25 % of the average daily net assets of the Fund, annually, to compensate FSC. The Funds did not pay or accrue distribution fees during the year ended April 30, 1999.

VISION EQUITY AND INCOME FUNDS

-------------------------------------------------------------------------------

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Manufacturers and Traders Trust Company, the Funds may pay Manufacturers and Traders Trust Company up to 0.25% of average daily net assets of the Funds annually. The fee paid to Manufacturers and Traders Trust Company is used to finance certain services for shareholders and to maintain shareholder accounts.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by Federated Administrative Services ("FAS"). Each Fund has reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over the five year period following each Fund's effective date. For the year ended April 30, 1999, the following amounts were expensed by each Fund:


                                                       AMOUNT AMORTIZED
                                      EXPENSES OF     FOR THE YEAR ENDED

                                  ORGANIZING THE FUND   APRIL 30, 1999

                                  ------------------- ------------------
U.S. Government Securities Fund*        $21,313             $2,207
New York Municipal Income Fund*         $27,242             $2,201
Equity Income Fund                      $   253             $   79
Growth and Income Fund*                 $18,626             $1,542
Capital Appreciation Fund               $19,915             $7,107

*At October 31, 1998, U.S. Government Securities Fund, New York Municipal
 Income Fund and Growth and Income Fund have fully amortized their organizational expenses.

GENERAL--Certain of the Officers of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended April 30, 1999, were as follows:


FUND                              PURCHASES      SALES

----                             ------------ ------------
U.S. Government Securities Fund  $ 48,126,615 $ 40,361,544
New York Municipal Income Fund   $ 29,710,794 $ 20,641,869
Equity Income Fund               $ 25,963,749 $ 21,627,678
Growth and Income Fund           $149,120,705 $184,725,563
Capital Appreciation Fund        $ 63,513,862 $ 89,164,912


(6) CONCENTRATION OF CREDIT RISK

Since New York Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-ex-empt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 36.5% of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 6.3% of total market value of investments.

(7) YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds' Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Funds' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

(8) SUBSEQUENT EVENT

Subsequent to year ended April 30, 1999, the Corporation added Vision Large- Cap Growth Fund to the series, which became effective June 1, 1999.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

-------------------------------------------------------------------------------

To the Board of Directors and Shareholders of VISION GROUP OF FUNDS, INC.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Vision U.S. Government Securities Fund, Vision New York Municipal Income Fund, Vision Equity Income Fund, Vision Growth and Income Fund, and Vision Capital Appreciation Fund (five of the portfolios constituting the Vision Group of Funds, Inc.), as of April 30, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods presented therein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Vision U.S. Government Securities Fund, Vision New York Municipal Income Fund, Vision Equity Income Fund, Vision Growth and Income Fund, and Vision Capital Appreciation Fund at April 30, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Boston, Massachusetts
June 11, 1999

DIRECTORS                             OFFICERS

--------------------------------------------------------------------------------

Randall I. Benderson                  Edward C. Gonzales
                                       President and Treasurer

Joseph J. Castiglia                   Beth S. Broderick

                                       Vice President and Assistant Treasurer

Daniel R. Gernatt, Jr.                Victor R. Siclari
                                       Secretary

George K. Hambleton, Jr.              C. Todd Gibson
                                       Assistant Secretary

SHARES OF THE VISION FUNDS ARE NOT FDIC INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor
Federated Investors Tower

Pittsburgh, PA 15222-3779

Cusip 92830F406
Cusip 92830F505
Cusip 92830F802
Cusip 92830F604
Cusip 92830F703

[RECYCLED LOGO APPEARS HERE]
G00158-07 (6/99)

                                    [LOGO]

                                 ANNUAL REPORT

                                TO SHAREHOLDERS

                                APRIL 30, 1999

                                    VISION

                                U.S. Government
                                Securities Fund

-------------------------------------------------------------------------------
                                    VISION

                              New York Municipal
                                  Income Fund

-------------------------------------------------------------------------------
                                    VISION

                                 Equity Income
                                     Fund

-------------------------------------------------------------------------------
                                    VISION

                               Growth and Income
                                     Fund

-------------------------------------------------------------------------------
                                    VISION

                             Capital Appreciation
                                     Fund

  Manufacturers and Traders Trust Company
  Investment Adviser to the Funds
  One M&T Plaza

  Buffalo, NY 14240-4556

A. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant. The Vision U.S. Government Securities Fund ("U.S. Government Securities Fund") is represented by a solid line. The Lehman Brothers Aggregate Bond Index ("LBABI") is represented by broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the U.S. Government Securities Fund and the LBABI. The "x" axis reflects computation periods from September 22, 1993 (start of performance) to April 30, 1999. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the U.S. Government Securities Fund, as compared to the LBABI; the ending values were $12,752 and $14,186, respectively. The legend in the bottom quadrant of the graphic presentation indicates the U.S. Government Securities Fund's Average Annual Total Returns for the 1-year, 5-year, and start of performance periods ended April 30, 1999, which were 0.60%, 5.89%, and 4.44%, respectively.

B. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant. The Vision New York Municipal Income Fund ("New York Municipal Income Fund") is represented by a solid line. The Lehman Brothers New York Tax-Exempt Index ("LBNYTEI") is represented by broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the New York Municipal Income Fund and the LBNYTEI. The "x" axis reflects computation periods from September 22, 1993 (start of performance) to April 30, 1999. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the New York Municipal Income Fund, as compared to the LBNYTEI; the ending values were $13,138 and $13,756, respectively. The legend in the bottom quadrant of the graphic presentation indicates the New York Municipal Income Fund's Average Annual Total Returns for the 1-year, 5-year, and start of performance periods ended April 30, 1999, which were 1.59%, 5.87%, and 4.99%, respectively.

C. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant. The Vision Equity Income Fund ("Equity Income Fund") is represented by a solid line. The Standard and Poor's 500 Index ("S&P 500") is represented by broken line and the Standard & Poor's 500/Barra Value Index ("S&P BV") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Equity Income Fund and the S&P 500 and the S&P BV. The "x" axis reflects computation periods from September 26, 1997 (start of performance) to April 30, 1999. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Equity Income Fund, as compared to the S&P 500 and the S&P BV; the ending values were $11,853, $14,423, and $15,512, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Equity Income Fund's Average Annual Total Returns for the 1-year and start of performance periods ended April 30, 1999, which were 2.60%, and 11.26%, respectively.

D The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant. The Vision Growth & Income Fund ("Growth & Income Fund") is represented by a solid line. The Standard and Poor's 500 Index ("S&P 500") is represented by broken line and the Russell Midcap Value Index ("RMVI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Growth & Income Fund and the S&P 500 and RMVI. The "x" axis reflects computation periods from November 29, 1993 (start of performance) to April 30, 1999. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Growth & Income Fund, as compared to the S&P 500 and RMVI; the ending values were $18,721, $32,449, and $23,723, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Growth & Income Fund's Average Annual Total Returns for the 1-year, 5-year and start of performance periods ended April 30, 1999, which were (14.26%), 13.14%, and 12.05%, respectively.

E The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant. The Vision Capital Appreciation Fund ("Capital Appreciation Fund") is represented by a solid line. The Russell Midcap Growth Index ("RMGI") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Capital Appreciation Fund and the RMGI. The "x" axis reflects computation periods from July 3, 1996 (start of performance) to April 30, 1999. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Capital Appreciation Fund, as compared to the RMGI; the ending values were $11,666 and $16,539, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Growth & Income Fund's Average Annual Total Returns for the 1-year and start of performance periods ended April 30, 1999, which were (26.92%) and 5.60%, respectively.